   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999


                                                              FILE NO. 33-42484

                                                              FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 36       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35              /X/



                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 MARK E. NAGLE
                              C/O SEI Corporation
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                           Richard W. Grant, Esquire
                             John H. Grady, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                        Philadelphia, Pennsylvania 19103

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)


   / /     immediately upon filing pursuant to paragraph (b)

   /X/     on February 27, 1999 pursuant to paragraph (b)

   / /     60 days after filing pursuant to paragraph (a)

   / /     75 days after filing pursuant to paragraph (a)

   / /     on [date] pursuant to paragraph (a) of Rule 485.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  FMC SELECT FUND

                                 INVESTMENT ADVISER:
                                 FIRST MANHATTAN CO.


                                     PROSPECTUS
                                    MARCH 1, 1999


                           THE ADVISORS' INNER CIRCLE FUND





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
             DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                   IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                             HOW TO READ THIS PROSPECTUS


The FMC Select Fund (Fund) is a separate series of The Advisors' Inner Circle Fund, a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the FMC Select Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                       PAGE
INVESTMENT STRATEGY OF THE FMC SELECT FUND              2
PRINCIPAL RISKS OF INVESTING IN THE FMC
 SELECT FUND                                            3
PERFORMANCE INFORMATION                                 4
FUND FEES AND EXPENSES                                  5
MORE INFORMATION ABOUT RISK                             6
THE FUND'S OTHER INVESTMENTS                            6
THE INVESTMENT ADVISER                                  7
PORTFOLIO MANAGERS                                      7
PURCHASING AND SELLING FUND SHARES                      7
DIVIDENDS, DISTRIBUTIONS AND TAXES                      9
FINANCIAL HIGHLIGHTS                                    10
HOW TO OBTAIN MORE INFORMATION ABOUT THE
     FMC SELECT FUND                                   Back Cover

FMC SELECT FUND

FUND SUMMARY


 Investment Goal                              Total return principally through capital appreciation
                                              and to a limited degree through current income
 Investment Focus                             Predominately U.S. common stocks and to a lesser degree
                                              investment grade fixed income securities
 Share Price Volatility                       Medium
 Principal Investment Strategy                Investing principally in equity securities of U.S.
                                              companies with medium to large market capitalizations
                                              and secondarily in investment grade fixed income
                                              securities
 Investor Profile                             Investors who seek total return principally through
                                              capital appreciation with some current income and who
                                              are willing to assume the risk that net asset value per
                                              share will fluctuate


INVESTMENT STRATEGY OF THE FMC SELECT FUND


The FMC Select Fund invests principally (at least 65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $1 billion) and secondarily in investment grade fixed income securities. In selecting equity securities, the Fund emphasizes companies with strong balance sheets, above average returns on equity and businesses that the Adviser believes it understands. In addition, the Fund may invest in companies where all of these factors may not be present, but where the Adviser believes the companies' shares are selling at a market price below their intrinsic value.


In selecting fixed income securities, the Fund emphasizes investment grade debt with incrementally higher yields compared to U.S. Treasury securities, such as corporate or U.S. government agency securities. The Fund seeks added return from these incrementally higher yields rather than from attempting to anticipate interest rate movements. The fixed income securities that the Fund owns ordinarily will have a duration of up to eight years.


The Adviser buys and holds companies for the long-term, and seeks to keep portfolio turnover to a minimum. The Adviser may sell a security, however, if the security achieves a designated price target or there is a fundamental change in a company's outlook.


The Fund's investment approach, with its primary emphasis on equity securities and a secondary focus on fixed income securities, has as its objective capital appreciation and current income. The Fund's fixed income component should lessen returns in rising equity markets and cushion negative returns in falling equity markets.

PRINCIPAL RISKS OF INVESTING IN THE FMC SELECT FUND

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities a during period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets invested in fixed income securities it may not perform as well during period of stock market appreciation as funds that invest only in stocks.


The Fund is also subject to the risk that its investment approach which blends medium and large capitalization equity securities with fixed income securities, may perform differently than other funds which target a specific equity market segment or that invest in other asset classes.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund from year to year.*


                                        1996             20.18%
                                        1997             34.10%
                                        1998             13.03%


                         BEST QUARTER          WORST QUARTER
                           18.29%                 (12.76%)
                          (12/31/98)              (9/30/98)


*  The performance shown above is based on a calendar year.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX, THE MERRILL LYNCH 1-10 YEAR CORPORATE & GOVERNMENT BOND INDEX AND AN 80/20 BLEND OF THE TWO.


                                                                             SINCE
                                                                 1 YEAR     INCEPTION
-------------------------------------------------------------------------------------
 FMC Select Fund                                                 13.03%     23.58%*

 S&P 500 Index                                                   28.60%     30.10%**

 Merrill Lynch 1-10 Year Corporate                                8.39%     8.26%**
 & Government Bond Index
 80/20 blend of the above S&P and                                24.56%     25.73%**
 Merrill indices


 *    Since 5/8/95
 **   Since 5/31/95


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Merrill Lynch 1 - 10 Year Corporate & Government Bond Index is a widely-recognized index of over 4,500 U.S. Treasury securities, government agency obligations and investment grade corporate debt securities with remaining maturities of 1 to 10 years.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)             None
 MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                        None
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS (AS          None
 A PERCENTAGE OF OFFERING PRICE)

 REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                               None
 EXCHANGE FEE                                                                                     None

 MAXIMUM ACCOUNT FEE                                                                              None
-------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


---------------------------------------------------------------
 Investment Advisory Fees                                 .80%
 Distribution and Service (12b-1) Fees                    None
 Other Expenses                                           .31%
---------------------------------------------------------------
 Total Annual Fund Operating Expenses                    1.11%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.10%. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


           FMC SELECT FUND                                       1.09%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR          3 YEARS          5 YEARS         10 YEARS
        ------          -------          -------         --------
        $113            $353             $612            $1,352

MORE INFORMATION ABOUT RISK


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.


The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.


FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.


CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.

YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


THE FUND'S OTHER INVESTMENTS


This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


First Manhattan Co. serves as the Adviser to the FMC Select Fund. First Manhattan Co. has provided investment advisory services to individuals, partnerships, trusts, pension and employee benefit plans and other institutions since its founding in 1964. As of December 31, 1998, First Manhattan Co. had more than $8 billion in assets under management. For its services, the Adviser is entitled to an annual investment advisary fee of
 .80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed 1.10% of the Fund's average daily net assets. For the fiscal period ended October 31, 1998, First Manhattan Co. received advisory fees as a percentage of average daily net assets (after waivers) of:


                    FMC SELECT FUND                    .79%


PORTFOLIO MANAGERS


Bernard C. Groveman, CFA, is a general partner and portfolio manager at First Manhattan Co.

He has co-managed the equity investments of the FMC Select Fund since the Fund commenced operations. He has more than 15 years of investment experience.
Prior to joining the Adviser in 1985, Mr. Groveman worked at CS First Boston and Lehman Brothers Kuhn Loeb.


A. Byron Nimocks is a general partner and money manager at First Manhattan Co. He has co-managed the equity investments of the FMC Select Fund since the Fund
commenced operations.   He has more than 15 years of investment experience.
Prior to joining the Adviser in 1988, Mr. Nimocks worked at E.F. Hutton and Morgan Keegan.


William K. McElroy is a Managing Director and portfolio manager at First Manhattan Co. He has managed the fixed income investments of the FMC Select Fund since the Fund commenced operations. He has more than 30 years of investment experience. Prior to joining the Adviser in 1987, Mr. McElroy served as director of equity research at Lionel D. Edie & Co.

PURCHASING AND SELLING FUND SHARES


This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund.


The Fund is for individual and institutional investors.


HOW TO PURCHASE FUND SHARES

You may purchase shares by:
-    Mail
-    Wire
-    Automated Clearing House (ACH), or
-    Telephone.


To purchase shares directly from us, please call 1-800-808-4921, or complete and send in the enclosed application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "FMC Select Fund." The Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.


The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $10,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000.


The Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $25 per month.


HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-808-4921.


If you would like your sale proceeds sent to a third party or an address other than your own, please notify the Portfolio in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


The sale price of each share will be the next NAV determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $10,000 because of redemptions the Fund may redeem your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund distributes its income in the form of quarterly dividends and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7781.

FINANCIAL HIGHLIGHTS                                        FMC SELECT FUND
FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIODS ENDED OCTOBER 31,


                           NET                                                                            NET
                           ASSET                         REALIZED AND    DISTRIBUTIONS    DISTRIBUTIONS   ASSET
                           VALUE          NET            UNREALIZED      FROM NET         FROM            VALUE
                           BEGINNING      INVESTMENT     GAINS ON        INVESTMENT       CAPITAL         END
                           OF PERIOD      INCOME         SECURITIES      INCOME           GAINS           OF PERIOD
                           ---------      ----------     -----------     -------------    -------------   ---------
FMC SELECT FUND
1998                       $16.82         0.17           1.43            (0.17)            (0.99)         $17.26
1997                       $13.42         0.16           3.81            (0.16)            (0.41)         $16.82
1996                       $10.97         0.14           2.48            (0.14)            (0.03)         $13.42
1995(1)                    $10.00         0.10           0.96            (0.09)            --             $10.97


                                                                                                          RATIO
                                                                                                          OF NET
                                                                        RATIO             RATIO OF        INVESTMENT
                                          NET            RATIO          OF NET            EXPENSES        INCOME
                                          ASSETS         OF             INVESTMENT        TO AVERAGE      TO AVERAGE
                                          END            EXPENSES       INCOME            NET ASSETS      NET ASSETS     PORTFOLIO
                           TOTAL          OF PERIOD      TO AVERAGE     TO AVERAGE        (EXCLUDING      (EXCLUDING     TURNOVER
                           RETURN         (000)          NET ASSETS     NET ASSETS        WAIVERS)        WAIVERS)       RATE
                           ------         ---------      -----------    -----------       -----------     -----------    ---------
FMC SELECT FUND
1998                        9.81%         $99,961        1.09%          1.01%              1.11%          0.99%          29.72%
1997                       30.51%         $75,691        1.10%          1.08%              1.17%          1.01%          21.71%
1996                       23.99%         $47,909        1.10%          1.10%              1.20%          1.00%          24.39%
1995(1)                    10.60%+        $27,202        1.10%*         1.96%*             1.57%*         1.49%*          1.87%


 *   ANNUALIZED
 +   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 (1) THE FMC SELECT FUND COMMENCED OPERATIONS ON MAY 8, 1995.
     AMOUNTS DESIGNATED AS -- ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                   THE ADVISORS' INNER CIRCLE FUND

                                             FMC SELECT FUND

INVESTMENT ADVISER

First Manhattan Co.
437 Madison Avenue
New York, New York  10022-7002

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated March 1, 1999, includes detailed information about The Advisors' Inner Circle Fund and the FMC Select Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-932-7781

BY MAIL: Write to us
FMC Select Fund
c/o The Advisors' Inner Circle Fund
P.O. Box 419009

Kansas City, Missouri 64141-6009


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                         THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS
                                  MARCH 1, 1999


                            FMC STRATEGIC VALUE FUND


                               INVESTMENT ADVISER:
                               FIRST MANHATTAN CO.




   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
           DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS


The FMC Strategic Value Fund (Fund) is a separate series of The Advisors' Inner Circle Fund, a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the FMC Strategic Value Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                     PAGE
INVESTMENT STRATEGY OF THE FMC STRATEGIC VALUE FUND                    3
PRINCIPAL RISKS OF INVESTING IN THE FMC STRATEGIC VALUE FUND           3
PERFORMANCE INFORMATION                                                4
FUND FEES AND EXPENSES                                                 4
MORE INFORMATION ABOUT RISK                                            5
THE FUND'S OTHER INVESTMENTS                                           5
THE INVESTMENT ADVISER                                                 6
PORTFOLIO MANAGER                                                      6
PURCHASING AND SELLING FUND SHARES                                     6
DIVIDENDS, DISTRIBUTIONS AND TAXES                                     7
FINANCIAL HIGHLIGHTS                                                   8
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    FMC STRATEGIC VALUE FUND                                         Back Cover

FMC STRATEGIC VALUE FUND

FUND SUMMARY


Investment Goal                       Long-term capital appreciation

Investment Focus                      Small to mid cap U.S. common stocks

Share Price Volatility                High

Principal Investment Strategy         Investing in equity securities of U.S.
                                      companies with small to medium market
                                      capitalizations that the Adviser considers
                                      undervalued by the market

Investor Profile                      Investors who seek long-term capital
                                      appreciation, and are willing to assume
                                      the risks of equity investing


INVESTMENT STRATEGY OF THE FMC STRATEGIC VALUE FUND


The FMC Strategic Value Fund invests principally (at least 65% of its assets) in common stocks of U.S. companies with small to medium market capitalizations (between $500 million and $5 billion) that the Adviser believes are selling at a market price below their true value and offer the potential to increase in value. In selecting investments, the Fund emphasizes companies where the Adviser believes it has a substantial understanding of the industry and the business where the company operates. The Fund also seeks to invest in companies where the Adviser has identified a catalyst which could have a significant positive impact on the market price of the company's stock. The Adviser buys and holds companies for the long-term, and seeks to keep portfolio turnover to a minimum. The Adviser may sell a security, however, if the security achieves a designated price target or there is a fundamental change in a company's outlook.


PRINCIPAL RISKS OF INVESTING IN THE FMC STRATEGIC VALUE FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that its market segment, small and medium capitalization value stocks, may underperform other equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION




The Fund opened to investors on August 17, 1998 and did not have a full calendar year of performance information at the time this prospectus was printed.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)         None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                    None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS          None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None

EXCHANGE FEE                                                                                 None

MAXIMUM ACCOUNT FEE                                                                          None
------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


------------------------------------------------------------------------
Investment Advisory Fees                                    1.00%
Distribution and Service (12b-1) Fees                        None
Other Expenses                                              4.07%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        5.07%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES AND REIMBURSING CERTAIN EXPENSES OF THE FUND IN ORDER TO KEEP TOTAL OPERATING EXPENSES FROM EXCEEDING 1.30%. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AND REIMBURSEMENTS AT ANY TIME. WITH THESE FEE WAIVERS AND REIMBURSEMENTS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


     FMC STRATEGIC VALUE FUND                                  1.30%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                    1 YEAR                          3 YEARS
                    ------                          -------
                    $507                            $1519

MORE INFORMATION ABOUT RISK


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.


The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.




EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.




YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

THE FUND'S OTHER INVESTMENTS


This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains.


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


First Manhattan Co., serves as the Adviser to the Fund. First Manhattan Co. has provided investment advisory services to individuals, partnerships, trusts, pensions and employee benefit plans and other institutions since its founding in 1964. As of December 31, 1998, First Manhattan Co. had more than $8 billion in assets under management. For its advisory services to the Fund, First Manhattan Co. is entitled to receive 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed 1.30% of the Fund's average daily net assets. For the fiscal period ended October 31, 1998, the Adviser waived the entire amount of its advisory fees for the Fund.


PORTFOLIO MANAGER


Edward I. Lefferman, CFA has served as a Managing Director and portfolio manager with First Manhattan Co. since 1984. He has managed the Fund since it commenced operations. Mr. Lefferman has more than 30 years of investment experience. Prior to joining First Manhattan Co., Mr. Lefferman served as a senior research analyst at Lehman Brothers.

PURCHASING AND SELLING FUND SHARES


This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund.


The Fund is for individual and institutional investors.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-    Mail
-    Wire
-    Automated Clearing House (ACH), or
-    Telephone


To purchase shares directly from us, please call 1-800-808-4921 or complete and send in the enclosed application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "FMC Strategic Value Fund." The Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.


The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $10,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $2,000. The Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares of the Fund automatically through regular deductions from your account in amounts of at least $25 per month.



HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-808-4921.


If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


The sale price of each share will be the next NAV determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $10,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund distributes its income in the form of quarterly dividends and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7781.

For a Share Outstanding throughout the period ending October 31,


                           NET ASSET VALUE      NET            REALIZED AND        DISTRIBUTIONS    DISTRIBUTIONS    NET ASSET VALUE
                           BEGINNING OF         INVESTMENT     UNREALIZED          FROM NET         FROM CAPITAL     END OF PERIOD
                           PERIOD               INCOME         GAINS ON            INVESTMENT       GAINS
                                                               SECURITIES          INCOME
FMC STRATEGIC VALUE FUND
1998(1)                    $10.00               0.03           0.39                (0.02)           --               $10.40


TOTAL RETURN         NET ASSETS        RATIO OF             RATIO OF NET      RATIO OF           RATIO OF NET        PORTFOLIO
                     END OF PERIOD     EXPENSES TO          INVESTMENT        EXPENSES TO        INVESTMENT          TURNOVER
                     (000)             AVERAGE NET          INCOME TO         AVERAGE NET        INCOME TO           RATE
                                       ASSETS               AVERAGE NET       ASSETS             AVERAGE NET
                                                            ASSETS            (EXCLUDING         ASSETS
                                                                              WAIVERS)           (EXCLUDING
                                                                                                 WAIVERS)
4.25%+               $ 5,691           1.30%*               1.45%*            5.07%*             (2.32)%*            6.86%


* Annualized
+ Total return is for the period indicated and has not been annualized.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998. Amounts designated as "--" are either $0 or have been rounded to $0.


                                    13 of 15

                         THE ADVISORS' INNER CIRCLE FUND
                            FMC STRATEGIC VALUE FUND


INVESTMENT ADVISER
First Manhattan Co.
437 Madison Avenue
New York, New York 10022-7002

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about the Fund is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated March 1, 1999, includes detailed information about The Advisors' Inner Circle Fund and the FMC Strategic Value Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus.
This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7781


BY MAIL: Write to us
FMC Strategic Value Fund
c/o The Advisors' Inner Circle Fund


                                    14 of 15

P.O. Box 419009
Kansas City, Missouri 64141-6009


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.


                                    15 of 15

                                     TRUST:
                        THE ADVISORS' INNER CIRCLE FUND

Funds:

  FMC Select Fund
  FMC Strategic Value Fund

Investment Adviser:

  First Manhattan Co.


    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the FMC Select Fund (the "Select Fund") and the FMC Strategic Value Fund (the "Strategic Value Fund")(each a "Fund" and collectively, the "Funds"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Funds and should be read in conjunction with each Fund's prospectus dated March 1, 1999. A Prospectus for a Fund may be obtained by calling 1-800-932-7781.


                               TABLE OF CONTENTS


The Trust and The Funds...................................................   S-2
Investment Objectives.....................................................   S-2
General Investment Policies...............................................   S-2
Description of Permitted Investments......................................   S-4
Investment Limitations....................................................  S-14
The Adviser...............................................................  S-15
The Administrator.........................................................  S-16
The Distributor...........................................................  S-17
The Transfer Agent........................................................  S-18
The Custodian.............................................................  S-18
Independent Public Accountants............................................  S-18
Legal Counsel.............................................................  S-18
Trustees and Officers of The Trust........................................  S-18
Performance Information...................................................  S-21
Computation of Yield......................................................  S-21
Calculation of Total Return...............................................  S-21
Purchasing Shares.........................................................  S-22
Redeeming Shares..........................................................  S-22
Determination of Net Asset Value..........................................  S-22
Taxes.....................................................................  S-22
Fund Transactions.........................................................  S-25
Trading Practices and Brokerage...........................................  S-25
Description of Shares.....................................................  S-27
Shareholder Liability.....................................................  S-28
Limitation of Trustees' Liability.........................................  S-28
5% and 25% Shareholders...................................................  S-28
Experts...................................................................  S-28
Financial Statements......................................................  S-29
Appendix..................................................................   A-1


March 1, 1999


FMC-F-006-02

                            THE TRUST AND THE FUNDS


    This Statement of Additional Information ("SAI") relates only to the FMC Select Fund (the "Select Fund") and the FMC Strategic Value Fund (the "Strategic Value Fund") (each a "Fund" and collectively, the "Funds"). Each Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectuses offering shares of the Funds.



    The Funds pay their (i) operating expenses, including fees of their service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.


                             INVESTMENT OBJECTIVES


    The Select Fund seeks a favorable rate of return principally through capital appreciation and to a limited degree through current income. The Strategic Value Fund seeks to obtain long-term capital appreciation by investing in a portfolio of equity securities. The Funds' investment objectives are fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Funds will be able to achieve their investment objectives.


                          GENERAL INVESTMENT POLICIES

SELECT FUND

    The Select Fund invests principally in equity securities, and to a limited degree in fixed income securities, including money market instruments. The Select Fund ordinarily will invest a predominant portion of its assets (75%-85%) in equity securities and the remainder in fixed income securities, including money market instruments. The exact percentage of the Select Fund's assets invested in equity and fixed income securities will vary from time to time in accordance with the Adviser's assessment of investment opportunities.

    EQUITY SECURITIES

    The equity securities in which the Select Fund may invest are common stocks, preferred stocks, and convertible securities of domestic companies, as well as warrants to purchase such securities. The Adviser may also purchase U.S. dollar-denominated equity securities (including depositary receipts) and preferred stocks (including preferred stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stocks, and shares of closed-end investment companies. The Select Fund may purchase equity securities that are traded on registered exchanges or the over-the-counter market in the United States.

    In selecting equity securities for the Select Fund, the Adviser will not attempt to forecast either the economy or the stock market, but rather will focus its efforts on searching out investment opportunities in equity securities of companies with strong balance sheets, favorable returns on equity and businesses of which the Adviser has an understanding, and in equity securities of companies where all of these factors may not be present, but whose shares nevertheless sell at a market valuation below their perceived intrinsic value.

    FIXED INCOME SECURITIES


    The fixed income securities that may be purchased by the Select Fund include: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (ii) dollar denominated corporate bonds and debentures of U.S. and foreign companies that are rated BBB- or higher by Standard & Poor's Corporation ("S&P") or Baa3 or higher by Moody's Investors Services, Inc. ("Moody's"), or are unrated but of comparable quality as determined by the Adviser; (iii) mortgage-backed securities that are issued or guaranteed by governmental or non-governmental entities or that are privately-issued collateralized mortgage obligations ("CMOs") or real estate mortgage investment conduits ("REMICs") rated in one of the top two categories by S&P or Moody's; (iv) high quality commercial paper; (v) securities issued by the Government of Canada and supranational agencies such as the World Bank; (vi) asset-backed securities rated in one of the top two categories by S&P or Moody's; (vii) short-term debt obligations of U.S. and foreign banks; (viii) zero coupon securities; (ix) money market instruments; (x) repurchase agreements; and (xi) fixed income securities issued by a municipality the interest payments on which are not exempt from U.S. federal income tax.


    Debt rated BBB- by S&P is regarded as having an adequate capacity to pay interest and repay principal. In S&P's view, whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Bonds rated Baa3 by Moody's are considered medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the view of Moody's, such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. In the event any fixed income security held by the Select Fund is downgraded below the applicable rating category set forth above, the Adviser will review the security and determine whether to retain or dispose of it.

    In selecting fixed income securities for the Select Fund, the Adviser will seek added returns from the long-term compounding of incremental yields rather than from attempting to anticipate bond market price swings. The sources of incremental returns are (1) the higher yields on corporate and government agency securities compared to U.S. Treasury securities and (2) mispriced prepayment options. The fixed income component of the Select Fund ordinarily will consist of securities with a duration of up to eight years. Interest rate forecasting will not play a significant role in the Adviser's fixed income investment strategy.

STRATEGIC VALUE FUND


    The Strategic Value Fund invests in equity securities which the Adviser believes offer the possibility of increase in value, primarily common stocks that meet the criteria described below.


    In selecting equity securities for the Strategic Value Fund, the Adviser will not attempt to forecast either the economy or the stock market, but rather will focus its efforts on searching out investment opportunities in equity securities by carefully scrutinizing financial statements with particular attention to the quality of cash flow and an evaluation of stocks selling at a discount to estimated private market values. The Adviser emphasizes companies where it perceives it has a substantial understanding of both the industry and the business in which the company operates. In addition, the Adviser will concentrate its efforts on companies where a catalyst has been identified which the Adviser believes can have a significant impact on the price of the security. Such catalysts include spin-offs, corporate restructurings, divestiture programs, share repurchases, merger and acquisition activity and significant changes in management or key personnel.

    The Strategic Value Fund may invest in common stocks, preferred stocks and convertible securities of domestic companies, as well as warrants to purchase such securities that are traded on registered exchanges or the over-the-counter market in the United States. The Strategic Value Fund may also purchase equity securities (including depositary receipts) and preferred stocks (including depositary stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stock of such companies.

    Although the Strategic Value Fund's portfolio will normally be fully invested in equity securities (other than as considered appropriate for cash reserves), for temporary defensive purposes during periods when the Adviser determines that market conditions warrant, up to 100% of the Strategic Value Fund's assets may be held from time to time in cash or cash equivalents. In general, cash or cash equivalents will be held in U.S. Treasury bills, high quality commercial paper, certificates of deposit and money market instruments.

    AUXILIARY POLICIES OF THE FUNDS


    Although not primary strategies employed by the Adviser in managing the Funds, the Funds may engage in a number of investment practices in order to meet their investment objectives. In this regard, the Funds may invest in variable and floating rate obligations, enter into forward commitments, purchase securities on a when-issued basis and sell securities short against the box. The Funds may also purchase put and call options and write covered call options on fixed income and equity securities, and may enter into futures contracts (including index futures contracts), purchase options on futures contracts, and lend its securities.


    The Funds may purchase securities denominated in foreign currencies in amounts up to 10% of its total assets. The Funds do not have a corresponding limitation with respect to foreign securities denominated in U.S. dollars.

    The Select Fund also may invest up to 5% of its total assets in convertible debt securities rated Caa or higher by Moody's or CCC or higher by S&P, Duff & Phelps Corporation or Fitch Investor Services, Inc. While the Adviser will purchase such securities with a view to the capital appreciation potential associated with the underlying equity security, below investment-grade issues, otherwise known as "junk bonds," present special risks. See the "Description of Permitted Investments and Risk Factors."


    For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Adviser may invest up to 100% of the Funds' assets in cash or money market instruments.



    It is anticipated that the annual portfolio turnover rate for the Funds will not exceed 100%.


    For a description of the permitted investments of the Funds and the associated risk factors, see "Description of Permitted Investments." For a description of ratings, see the "Appendix."

                      DESCRIPTION OF PERMITTED INVESTMENTS

ASSET-BACKED SECURITIES


    Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

    Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.


    Asset-backed securities entail prepayment risk which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.


    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANK OBLIGATIONS

    Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

COMMERCIAL PAPER

    Unsecured short-term promissory notes issued by corporations and other entities. The maturities on these issues vary from a few days to nine months.

COMMON AND PREFERRED STOCKS

    Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

    Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.


    HIGH RISK, HIGH YIELD CONVERTIBLE SECURITIES--Fixed income securities (including convertible securities) rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Select Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

EQUITY SECURITIES


    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. An investment in a Fund may therefore be more suitable for long-term investors.


THE EURO


    On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries initially converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market is now reflected in Euros, and participating governments now issue their bonds in Euros. Monetary policy for participating countries is now uniformly managed by a new central bank, the European Central Bank (ECB).



    Although it is not possible to predict the impact of the Euro conversion on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


FIXED INCOME SECURITIES


    The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.


    A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

    The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

INVESTMENT COMPANY SECURITIES


    A Fund's purchase of investment company securities will result in the layering of expenses. The Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, a Fund owns in the aggregate (1) more than 3% of the total outstanding voting stock of the acquired company, (2) securities issued by the acquired company having an aggregate value of 5% of the value of the total assets of the Fund, or (3) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.


MONEY MARKET INSTRUMENTS

    These high quality, short-term debt instruments consist of U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by high quality banks or savings & loan associations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

MORTGAGE-BACKED SECURITIES

    Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

       GOVERNMENT PASS-THROUGH SECURITIES

           These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

           Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

       PRIVATE PASS-THROUGH SECURITIES

           Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

       CMOS

           CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

       REMICs

           REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

           Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

       STRIPPED MORTGAGE-BACKED SECURITIES

           Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

           The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

       DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

           Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

OPTIONS

    A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

    If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

    The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

REPURCHASE AGREEMENTS


    Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.


    Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


    SECURITIES OF FOREIGN ISSUERS--A Fund may purchase securities of foreign issuers (including American Depositary Receipts or "ADRs") that are traded on registered exchanges or the over-the-counter market in the United States, and may purchase securities denominated in foreign securities in amounts up to 10% of its total net assets. ADRs are typically issued by a U.S. financial institution and evidence ownership of underlying securities issued by a foreign issuer. Investments in securities of foreign issuers are subject to special risks such as future adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, greater fluctuation in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions. Foreign securities issuers are often subject to accounting treatment and engage in business practices different from those respecting domestic securities issuers.

SECURITIES LENDING


    Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest and dividends on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.


U.S. GOVERNMENT AGENCY OBLIGATIONS

    U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

    U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE SECURITIES

    Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES


    Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.


WARRANTS

    Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES

    When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase.

    Although a Fund will only make commitments to purchase when-issued securities with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

    Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.


INVESTMENT COMPANY SHARES


    The Funds may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's usual expenses. See also "Investment Limitations."


                             INVESTMENT LIMITATIONS

    The following policies are, except for policies 1, 2, 5, 8, 10 and 12, non-fundamental policies of each Fund. Non-fundamental polices may be changed or eliminated by the Trust's Board of Trustees without a vote of a Fund's shareholders. The term "majority of the outstanding shares" of a Fund or the Trust, respectively, means the vote of (i) 67% or more of a Fund's or the Trust's shares present at a meeting, if more than 50% of the outstanding shares of a Fund or the Trust are present or represented by proxy, or (ii) more than 50% of a Fund's or the Trust's outstanding shares, whichever is less.

No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed as to principal and interest by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in U.S. Government securities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry, (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry, and (iii) supranational entities will be considered to represent one industry.

 3. Acquire more than 10% of the voting securities of any one issuer.

 4. Invest in companies for the purpose of exercising control.

 5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. Borrowings from a bank require asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. All borrowings in excess of 5% of total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 6. Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend its portfolio securities, and may enter into repurchase agreements, as described in the Prospectus and in this Statement of Additional Information.

 7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

 8. Purchase or sell real estate, real estate limited partnership interests or commodities provided that this shall not prevent a Fund from investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, and real estate investment trusts which deal in real estate or interests therein, and provided further that this shall not prevent a Fund from investing in commodities contracts relating to financial instruments.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and may sell securities short "against the box."

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Invest its assets in securities of any investment company, except as permitted by the Investment Company Act of 1940 or pursuant to an order of exemption therefrom.

12. Issue senior securities (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

14. In addition, the following are non-fundamental limitations. Each Fund may not invest more than 15% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days, at approximately the value at which a Fund has valued the instrument. Illiquid securities include repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

    The foregoing percentages will apply at the time of the purchase of a security.

                                  THE ADVISER

    The Trust and First Manhattan Co. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    The Adviser is a professional investment management firm organized as a limited partnership that was founded in 1964. Because of the amount of his ownership of the firm's outstanding partnership interests, Mr. David S. Gottesman is deemed to control the Adviser. As of January 1, 1999, the Adviser had management authority with respect to approximately $8 billion of assets. The principal business address of the Adviser is 437 Madison Avenue, New York, New York 10022.



    The Adviser serves as the investment adviser to each Fund pursuant to the Advisory Agreement. Under the terms of the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. In addition to advising the Funds, the Adviser provides advisory services to individuals, partnerships, trusts, pension and other employee benefit plans, and eleemosynary and other institutions.

    Bernard C. Groveman, CFA, and A. Byron Nimocks, general partners of the Adviser since 1994 and 1990, respectively, have managed the equity component of the Select Fund since the Select Fund commenced operations. From 1990-1993, Mr. Groveman was a portfolio manager with the Adviser.

    William K. McElroy, a Managing Director of the Adviser, has managed the fixed income component of the Select Fund since the Select Fund commenced operations. Mr. McElroy has been a portfolio manager with the Adviser since 1987.


    Edward I. Lefferman, CFA, a Managing Director of the Adviser, manages the Strategic Value Fund. Mr. Lefferman has been a portfolio manager with the Adviser since 1986.



    For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Select Fund and 1.00% of the average daily net assets of the Strategic Value Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fee and reimburse the Funds in order to limit total operating expenses of the Select Fund to not more than 1.10% and the Strategic Value Fund to not more than 1.30% of their average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver and reimbursement agreements at any time. For the fiscal year ended October 31, 1998, the Adviser received a fee (after waiver) equal to .79% of the Select Fund and 0% of the Strategic Value Fund's average daily net assets.



    For the fiscal years ended October 31, 1996, 1997 and 1998, the Select Fund paid the Adviser $268,433, $458,786 and $759,767, respectively, and for the fiscal years ended October 31, 1996, 1997 and 1998, the Adviser waived fees of $38,766, $46,194 and $13,436, respectively. For the fiscal period ended October 31, 1998, the Strategic Value Fund paid the Adviser $0 and the Adviser waived fees of $10,032. For the fiscal year ended October 31, 1998, the Adviser reimbursed fees of $0 to the Select Fund and for the period ended October 31, 1998, the Adviser reimbursed $17,854 to the Strategic Value Fund.


    The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

                               THE ADMINISTRATOR


    SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets for each Fund. The Administrator's fee is subject to an annual minimum of $75,000 per Fund. The Administrator has voluntarily agreed to reduce this minimum to $27,500 for the Strategic Value Fund's initial fiscal year.


    The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' prior written notice to the other party.


    For the fiscal years ended October 31, 1996, 1997 and 1998, the Select Fund paid to the Administrator fees of $81,018, $126,246 and $167,411, respectively. For the fiscal period ended October 31, 1998, the Strategic Value Fund paid to the Administrator fees of $5,726, and the Administrator waived fees of $9,891.


    The Trust and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of the Funds.

    The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.


    The Strategic Value Fund has adopted a shareholder servicing plan for shares (the "Service Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to shares will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing the following shareholder services: subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fees it receives and the amount it pays to third parties. The Distributor may utilize any sub-distributor to perform any of the services under the Service Plan.



    Services under the Service Plan may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.


    No compensation is paid to the Distributor for distribution services or shareholder services for the Select Fund. The Strategic Value Fund paid $0 under the Service Plan for the fiscal period ended October 31, 1998.


                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Trust.

                                 LEGAL COUNSEL


    Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.


                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each may have held other positions with the named companies during that period. The Trust pays fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991 - December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991 - December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.


    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Funds.


    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal year ended October 31, 1998.


                                         AGGREGATE
                                     COMPENSATION FROM                                            TOTAL COMPENSATION FROM
                                      REGISTRANT FOR        PENSION OR                              REGISTRANT AND TRUST
                                      THE FISCAL YEAR   RETIREMENT BENEFITS  ESTIMATED ANNUAL    COMPLEX* PAID TO TRUSTEES
                                           ENDED        ACCRUED AS PART OF     BENEFITS UPON     FOR THE FISCAL YEAR ENDED
NAME OF PERSON, POSITION             OCTOBER 31, 1998     TRUST EXPENSES        RETIREMENT            OCTOBER 31, 1998
-----------------------------------  -----------------  -------------------  -----------------  ----------------------------

John T. Cooney.....................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                                board
**Frank E. Morris..................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                                board
Robert Patterson...................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                                board
Eugene B. Peters...................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                                board
James M. Storey, Esq...............      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                                board
William M. Doran, Esq..............      $       0                 N/A                 N/A      $0 for services on 1 board
Robert A. Nesher...................      $       0                 N/A                 N/A      $0 for services on 1 board


------------------------------


 *For the purpose of this table, the Trust is the only investment company in the "Trust Complex."



**Retired December 31, 1998.


                            PERFORMANCE INFORMATION

    From time to time the Trust may advertise the yield and total return of the Select Fund and the Total return of the Strategic Value Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

PERFORMANCE COMPARISONS

    The Funds may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                              COMPUTATION OF YIELD


    The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:



        Yield = 2 [((a-b)/cd + 1) TO THE POWER OF (6) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.



    For the 30-day period ended October 31, 1998, the yield for the Select Fund was .95%, and the yield for the Strategic Value Fund was .93%.


                          CALCULATION OF TOTAL RETURN

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

    For the fiscal year ended October 31, 1998, the three year period ended October 31, 1998 and for the period from May 8, 1995 (commencement of operations) through October 31, 1998, the average annual total return for the Select Fund was 9.81%, 21.12% and 21.41%, respectively. The cumulative total return for the Select Fund from May 8, 1995 through October 31, 1998 was 92.68%. For the fiscal period commencing August 17, 1998 (commencement of operations) and ending October 31, 1998, the total return of the Strategic Value Fund was 4.25% (22.47% annualized).


                               PURCHASING SHARES


    Purchases and redemptions may be made through the Transfer Agent on any Business Day. Shares of each Fund are offered on a continuous basis. Currently, the Funds are closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                                REDEEMING SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind, readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those Shareholders that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Funds are valued by the Administrator. The Administrator uses an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and its shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (generally, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that each Fund controls or that are engaged in the same, similar or related trades or business. For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

    Although the Funds intend to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Funds anticipate that it will distribute substantially all of its investment company taxable income for each taxable year.

    A Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by a Fund in the year in which the dividends were declared.

    The Funds will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to that Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                               FUND TRANSACTIONS

    The Funds have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which each Fund may invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Fixed income securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fixed income portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.


    The Adviser may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising a Fund. For the fiscal year ended October 31, 1998, the Select Fund directed all of its brokerage to the Adviser, and for the fiscal period ended October 31, 1998, the Strategic Value Fund directed all of its brokerage to the Adviser.


                        TRADING PRACTICES AND BROKERAGE

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.


    It is expected that each Fund will execute all or substantially all of its brokerage or other agency transactions through the Adviser, and may execute agency transactions through the Distributor, for a commission in conformity with the Investment Company Act of 1940, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Adviser and the Distributor are permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange. These rules further require that commissions paid to the Adviser or the Distributor by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of a Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Adviser and the Distributor and will review these procedures periodically.


    For the fiscal year and the fiscal period ended October 31, 1998, the Select Fund and the Strategic Value Fund, respectively, paid no brokerage commissions to the Distributor. For the fiscal years ended October 31, 1997 and October 31, 1998, all securities transactions for the Select Fund were directed to the Adviser. For the fiscal years ended October 31, 1996, 1997 and 1998, the Select Fund paid $56,991, $60,672 and $97,874, respectively, in commissions to the Adviser. For the fiscal period beginning August 17, 1998 and ended October 31, 1998, the Strategic Value Fund paid $12,304 in commissions to the Adviser.



    For the fiscal years ended October 31, 1996, 1997 and 1998, the portfolio turnover rate for the Select Fund was 24.39%, 21.71% and 29.72%, respectively. For the fiscal period beginning August 17, 1998 and ended October 31, 1998, the portfolio turnover rate for the Strategic Value Fund was 6.86%.



    For the fiscal year ended October 31, 1998, no commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers in return for research services provided by the brokers.


    For the fiscal period and years indicated, the Funds paid the following brokerage commissions:


                                                                                         AMOUNT PAID TO SEI
                                                    TOTAL BROKERAGE COMMISSIONS            INVESTMENTS(1)
                                                  -------------------------------  -------------------------------
FUND                                                1996       1997       1998       1996       1997       1998
------------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Select Fund.....................................  $  56,991  $  60,672  $  97,874  $       0  $       0  $       0
Strategic Value Fund............................      *          *      $  12,304      *          *      $       0


------------------------

* An asterisk indicates that the Fund had not commenced operations for the period indicated.

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreements transactions.

    For the fiscal period and years indicated, the Funds paid the following brokerage commissions:

                                                                              TOTAL $ AMOUNT             % OF TOTAL
                                                                               OF BROKERAGE               BROKERAGE
                                                                                COMMISSIONS              COMMISSIONS
                                             TOTAL $ AMOUNT                       PAID TO                  PAID TO
                                              OF BROKERAGE                      AFFILIATED             THE AFFILIATED
                                            COMMISSIONS PAID                      BROKERS                  BROKERS
                                     -------------------------------  -------------------------------  ---------------
FUND                                   1996       1997       1998       1996       1997       1998          1998
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------------
Select Fund........................  $  56,991  $  60,672  $  97,874  $  56,991  $  60,672  $  97,874          100%
Strategic Value Fund...............      *          *      $  12,304      *          *      $  12,304          100%

                                         % OF TOTAL
                                          BROKERAGE
                                        TRANSACTIONS
                                      EFFECTED THROUGH
                                         AFFILIATED
                                           BROKERS
                                     -------------------
FUND                                        1998
-----------------------------------  -------------------
Select Fund........................            100%
Strategic Value Fund...............            100%


--------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS


    As of January 31, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the Funds' shares. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act.



FUND                                 NUMBER OF SHARES   PERCENTAGE
----------------------------------  ------------------  ----------
FMC Select Fund                            1,304,247         21.95%
First Manhattan Co.
Thrift Plan and Trust
Attn: Neal K. Stearns
437 Madison Avenue
New York, NY 10022-7001

FMC Strategic Value Fund                     454,307         52.34%
First Manhattan Co.
Thrift Plan and Trust
Attn: Neal K. Stearns
437 Madison Avenue
New York, NY 10022-7001



                                    EXPERTS


    The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS


    The financial statements of the Select Fund for the fiscal year ended October 31, 1998, and for the Strategic Value Fund for the period ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the Annual Report to Shareholders of the relevant Fund must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

    A-1--This is S&P's highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    PRIME-1--Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                     DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by S&P and Moody's, respectively.

    Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualifies as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

    Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB rating.


    Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and/or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B rating.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Bonds rated Baa by Moody's are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                        THE ADVISORS' INNER CIRCLE FUND


                                  PROSPECTUS
                                 MARCH 1, 1999


                             HGK FIXED INCOME FUND


                              INVESTMENT ADVISER:
                          HGK ASSET MANAGEMENT, INC.




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
        DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                          HOW TO READ THIS PROSPECTUS


The HGK Fixed Income Fund (Fund) is a separate series of The Advisors' Inner Circle Fund, a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                            PAGE
INVESTMENT STRATEGY OF THE HGK FIXED INCOME FUND             2
PRINCIPAL RISKS OF INVESTING IN THE HGK FIXED INCOME FUND    2
PERFORMANCE INFORMATION                                      3
FUND FEES AND EXPENSES                                       4
MORE INFORMATION ABOUT RISK                                  5
THE FUND'S OTHER INVESTMENTS                                 6
INVESTMENT ADVISER                                           6
PORTFOLIO MANAGERS                                           6
PURCHASING AND SELLING FUND SHARES                           6
DIVIDENDS, DISTRIBUTIONS AND TAXES                           8
FINANCIAL HIGHLIGHTS                                         9
HOW TO OBTAIN MORE INFORMATION ABOUT THE
  HGK FIXED INCOME FUND                                     BACK COVER

HGK FIXED INCOME FUND


Fund Summary



Investment Goal                            Total return through current income and capital
                                           appreciation, consistent with the preservation of
                                           capital
Investment Focus                           U.S. dollar denominated fixed income securities
Share Price Volatility                     Low
Principal Investment Strategy              Investing in fixed income securities issued by the
                                           U.S. Government and investment grade corporate
                                           debt obligations
Investor Profile                           Investors who seek current income, low risk to
                                           principal, and a total return commensurate with
                                           fixed income investing


INVESTMENT STRATEGY OF THE HGK FIXED INCOME FUND


The Fund invests primarily in U.S. dollar denominated investment grade fixed income securities issued by U.S. corporations and the U.S. government, including U.S. Treasury securities, agency obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser performs analysis and research on individual securities available for purchase. The Adviser seeks to add value by overweighting particular sectors and the Adviser determines how the Fund's investments will be rotated between the corporate and government sectors. The Adviser may purchase securities with any stated remaining maturity, but under normal circumstances, the Fund will have an average duration of approximately 5 years. The Adviser attempts to maintain the Fund's duration at a level which is within 10% of the duration of the Lehman Government/Corporate Bond Index. The Adviser does not make large interest rate bets or large changes to the Fund's duration. The Adviser believes that this policy will reduce the volatility of returns and limit the loss of principal.


The Adviser's sell discipline consists of three elements, any or all of which may bear upon the decision to sell a security. The first element is based on a particular security's characteristics within the context of the characteristics of the total portfolio. For example, a decision to adjust the sector allocation or duration of the Fund, whether a result or spread moves or general interest rate moves, would initiate a sale. The second element, which is closely related to the first, is a swap that will add relative value and improve performance characteristics of the Fund.
Such a swap may involve intra-sector or inter-sector opportunities. The third element of the Adviser's sell discipline involves its continuous monitoring of corporate creditworthiness. Such analysis may lead to a sale if the Adviser anticipates that a particular issue may come under ratings pressure or if the issue is trading rich to its fair value based on its credit characteristics. If a security is downgraded below investment grade, then it will be sold at the first prudent opportunity. The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.


PRINCIPAL RISKS OF INVESTING IN THE HGK FIXED INCOME FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund from year to year.*


                      1995                        17.90%
                      1996                         2.41%
                      1997                         9.36%
                      1998                         6.08%

                    BEST QUARTER      WORST QUARTER
                       6.31%             (2.17%)
                     (6/30/95)          (3/31/96)


*  The performance information shown above is based on a calendar year.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.


                                                                    SINCE
                                                    1 YEAR        INCEPTION
---------------------------------------------------------------------------
HGK Fixed Income Fund                                6.08%          8.69%*
Lehman Brothers Government/                          9.47%         10.10%**
Corporate Bond Index


*   Since 11/3/94
**  Since 11/30/94


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)       None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                  None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS (AS    None
A PERCENTAGE OF OFFERING PRICE)


                                  Page 5 of 19

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                         None

EXCHANGE FEE                                                                               None

MAXIMUM ACCOUNT FEE                                                                        None
-----------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


------------------------------------------------------------------------
Investment Advisory Fees                                            .50%
Other Expenses                                                     1.20%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               1.70%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES AND REIMBURSING CERTAIN EXPENSES OF THE FUND IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AND REIMBURSEMENTS AT ANY TIME.
WITH THESE FEE WAIVERS AND REIMBURSEMENTS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                    HGK FIXED INCOME FUND            1.00%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR          3 YEARS          5 YEARS         10 YEARS
        ------          -------          -------         --------
         $173            $536             $923            $2,009

MORE INFORMATION ABOUT RISK


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.


The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade.
The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.


CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.


EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the portfolio.


YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

THE FUND'S OTHER INVESTMENTS


This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash and money instruments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income.

INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


HGK Asset Management, Inc. (HGK), serves as the Adviser to the Fund. HGK has provided equity, fixed income and balanced asset management services for the assets of institutional and individual investors since its inception in 1983. As of December 31, 1998, HGK had approximately $2.1 billion in assets under management. For its advisory services to the Fund, HGK is entitled to receive .50% as a percentage of average daily net assets of the Fund. HGK has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed 100% of the Fund's average daily net assets. For the fiscal period ended October 31, 1998, HGK waived the entire amount of its advisory fees for the Fund.


The Adviser may use its affiliates as brokers for Fund transactions.


PORTFOLIO MANAGERS


Gregory W. Lobo has served as Managing Director of HGK since 1990. He has helped manage the HGK Fixed Income Fund since its inception. He has more than 9 years of investment experience.


Anthony Santoliquido has served as a Portfolio Manager for HGK since 1993. He has helped manage the HGK Fixed Income Fund since its inception. He has more than 11 years of investment experience. Prior to joining HGK, Mr. Santoliquido was with Hilliard Farber and Co. Brokerage.


Patricia Bernabeo has served as a Portfolio Manager for HGK since 1992. She has helped manage the HGK Fixed Income Fund since its inception. She has more than 7 years of investment experience. Prior to joining HGK, Ms. Bernabeo attended New York University.

PURCHASING AND SELLING FUND SHARES


This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund.


The fund is for individual and institutional investors.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-  Mail
-  Telephone, or
-  Wire


To purchase shares directly from us, please call 1-800-808-4921, or complete and send in the enclosed application. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "HGK Fixed Income Fund." The Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order.


The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.


In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $2,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000.


The Fund may accept investments of smaller amounts at its discretion.


SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $25 per month.

HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-932-7781.


If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


The sale price of each share will be the next NAV determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $50,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND


We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY REDEMPTION OF YOUR SHARES


If your account balance drops below $2,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund declares dividends of substantially all of its net investment income (excluding capital gains) every day and distributes this income each month. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7781.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND


For a Share Outstanding Throughout the Period Ended October 31,


----------------------------------------------------------------------------------------------------------------
                                          REALIZED
                                          AND
            NET ASSET                     UNREALIZED
            VALUE         NET             GAINS OR        DISTRIBUTIONS                                NET ASSET
            BEGINNING     INVESTMENT      (LOSSES) ON     FROM NET INVESTMENT    DISTRIBUTIONS         VALUE END
            OF PERIOD     INCOME          SECURITIES      INCOME                 FROM CAPITAL GAINS    OF PERIOD
----------------------------------------------------------------------------------------------------------------
HGK FIXED INCOME
1998         $10.53          0.60            0.02               (0.60)                 (0.04)           $10.51
1997         $10.29          0.60            0.24               (0.60)                  --              $10.53
1996         $10.88          0.61           (0.17)              (0.61)                 (0.42)           $10.29
1995(1)      $10.00          0.67            0.88               (0.67)                  --              $10.88


----------------------------------------------------------------------------------------------------------------
                                                                                 RATIO OF
                                                                                 NET
                                                         RATIO OF                INVESTMENT
                                          RATIO OF       EXPENSES                INCOME TO
                                          NET            TO AVERAGE              AVERAGE
           NET ASSETS     RATIO OF        INVESTMENT     NET ASSETS              NET ASSETS
           END OF         EXPENSES        INCOME TO      (EXCLUDING              (EXCLUDING            PORTFOLIO
TOTAL      PERIOD         TO AVERAGE      AVERAGE        WAIVERS AND             WAIVERS AND           TURNOVER
RETURN     (000)          NET ASSETS      NET ASSETS     REIMBURSEMENTS)         REIMBURSEMENTS)       RATE
----------------------------------------------------------------------------------------------------------------
HGK FIXED INCOME
6.00%       $14,945         1.00%           5.62%            1.70%                   4.92%              173.93%
8.47%       $13,371         1.00%           5.85%            1.64%                   5.21%              256.52%
4.29%       $12,515         1.00%           5.92%            1.51%                   5.41%              264.02%
16.07%*     $10,420         1.00%*          6.38%*           2.37%*                  5.01%*             300.48%


  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


*   ANNUALIZED


(1) THE HGK FIXED INCOME FUND COMMENCED OPERATIONS ON NOVEMBER 3, 1994.

                                                 THE ADVISORS' INNER CIRCLE FUND
                                                 HGK FIXED INCOME FUND


INVESTMENT ADVISER

HGK Asset Management, Inc.
525 Washington Boulevard
Jersey City, New Jersey 07310

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated March 1, 1999, includes detailed information about The Advisors' Inner Circle Fund and the HGK Fixed Income Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS


These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-932-7781

BY MAIL: Write to us
HGK Fixed Income Fund
c/o The Advisors' Inner Circle Fund
P.O. Box 419009
Kansas City, Missouri 64141-6009


BY INTERNET: www.HGK.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

Portfolio:

  HGK Fixed Income Fund

Investment Adviser:

  HGK Asset Management, Inc.

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the HGK Fixed Income Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated March 1, 1999. The Prospectus for the Portfolio may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS


The Fund..................................................................   S-2
Investment Objective and Policies.........................................   S-2
Description of Permitted Investments......................................   S-3
Investment Limitations....................................................   S-9
The Adviser...............................................................  S-10
The Administrator.........................................................  S-11
The Distributor...........................................................  S-11
The Transfer Agent........................................................  S-12
The Custodian.............................................................  S-12
Independent Public Accountants............................................  S-12
Legal Counsel.............................................................  S-12
Trustees and Officers of the Fund.........................................  S-12
Performance Information...................................................  S-15
Computation of Yield......................................................  S-15
Calculation of Total Return...............................................  S-15
Purchasing Shares.........................................................  S-15
Redeeming Shares..........................................................  S-15
Determination of Net Asset Value..........................................  S-16
Taxes.....................................................................  S-16
Portfolio Transactions....................................................  S-18
Trading Practices and Brokerage...........................................  S-19
Description of Shares.....................................................  S-21
Shareholder Liability.....................................................  S-21
Limitation of Trustees' Liability.........................................  S-22
5% and 25% Shareholders...................................................  S-22
Experts...................................................................  S-23
Financial Statements......................................................  S-23


March 1, 1999


HGK-F-002-05

                                    THE FUND

    This Statement of Additional Information relates only to the HGK Fixed Income Fund (the "Portfolio"). The Portfolio is a separate series of the Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

    The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

                       INVESTMENT OBJECTIVE AND POLICIES


    The Portfolio seeks total return through current income and capital appreciation consistent with the preservation of capital. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Portfolio will be able to achieve this investment objective.



    The Portfolio will normally invest at least 65% of its total assets in the following U.S. dollar denominated fixed income securities: (i) U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS"); (ii) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; (iii) corporate bonds and debentures issued by U.S. issuers and, at the time of purchase, rated in one of the four highest rating categories assigned by a nationally recognized statistical rating organization (an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff") or Fitch Investors Service, Inc. ("Fitch"), or, if not rated, determined to be of comparable quality by the Adviser.



    The Portfolio may also invest up to 35% of its total assets in corporate bonds and debentures issued by foreign issuers, securities of the government of Canada and its provincial and local governments, and securities of foreign governments, collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and asset-backed securities meeting the rating quality criteria described above. Under normal conditions, the Portfolio may also hold up to 20% of its total assets in cash or invest in repurchase agreements or money market instruments, described below under "In General," in order to maintain liquidity, or in the event that the Adviser determines that securities meeting the Portfolio's investment objective and policies are not otherwise readily available for purchase. The Portfolio may also invest up to 5% of its net assets in stripped mortgage-backed securities, including securities that receive interest-only payments and other securities that receive principal-only payments.


    The Portfolio may purchase zero coupon obligations and securities that pay interest on a variable or floating rate basis. The Portfolio may invest up to 15% of its net assets in restricted securities.

    The Adviser may purchase securities with any stated remaining maturity. However, under normal circumstances, the Portfolio expects to maintain an average duration of approximately 5 years. In determining the maturity of mortgage-backed securities, the Portfolio will use the expected life of such securities, which is based upon the anticipated prepayment patterns of the underlying mortgages.

IN GENERAL

    For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments, consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits, and bankers' acceptances issued by banks or savings and loans associations having net assets of at least $500 million as of the end of their most recent fiscal year; commercial paper rated at the time of purchase at least A-1 by S&P or P-1 by Moody's, or unrated commercial paper determined by the Adviser to be of comparable quality; repurchase agreements involving any of the foregoing; and, to the extent permitted by applicable law, shares of other investment companies.

    The Adviser seeks to achieve the Portfolio's investment objective by outperforming the Lehman Government Corporate Bond Index while taking less risk and protecting the Portfolio's principal. The Adviser attempts to maintain a relatively duration-neutral posture versus the Lehman Government Corporate Bond Index (that is, maintaining a maximum 10% over- or under-weighting relative to the duration of such Index), while adding value through the overweighting of particular sectors or areas of the yield curve. The Adviser believes that by not including large interest rate bets or sizable duration shifts in its strategy, it can reduce the volatility of returns and limit the loss of principal.

    Debt rated BBB or Baa is regarded as having an adequate capacity to pay interest and repay principal. (Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.)

    In the event any security held by the Portfolio is downgraded below the rating categories set forth above, the Adviser will review the security and determine whether to retain or dispose of that security.


    The Portfolio's turnover rates are set forth under "Financial Highlights" in the Prospectus. A portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of finding market pricing inefficiencies rather than forecasting interest rates. The Adviser may sell securities held for a short time in order to take advantage of what the Adviser believes to be temporary disparities in normal yield relationships between securities. A Portfolio turnover rate in excess of 100% may result in higher transaction costs to the Portfolio and may increase the amount of taxes payable by the Portfolio's shareholders.


                      DESCRIPTION OF PERMITTED INVESTMENTS

    ASSET-BACKED SECURITIES--Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

    Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.


    THE EURO--On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries initially converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market is now reflected in Euros, and participating governments now issue their bonds in Euros. Monetary policy for participating countries is now uniformly managed by a new central bank, the European Central Bank (ECB).



    Although it is not possible to predict the impact of the Euro conversion on the Portfolio, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.

    FLOATING RATE INSTRUMENTS--have a rate of interest that is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. The Portfolio can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Portfolio may use the longer of the period required before the Portfolio is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity of the instrument. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the Prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.


    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.


    MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

    GOVERNMENT PASS-THROUGH SECURITIES--These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage Corporation. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    PRIVATE PASS-THROUGH SECURITIES--These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICS") that are rated in one of the top four rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

    CMOs--CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    REMICs--REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

    Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    RISK FACTORS--Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person (E.G., the Portfolio) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in
Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Portfolio includes restricted securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Portfolio's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

    SECURITIES OF FOREIGN GOVERNMENTS--The Portfolio may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations of foreign branches of U.S. Banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Portfolio may invest in American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of the Portfolio's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Portfolio may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Portfolio.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Interest and Principal Risk Securities.

    VARIABLE AND FLOATING RATE SECURITIES--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    ZERO COUPON OBLIGATIONS--Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

    The following are fundamental policies of the Portfolio and cannot be changed with respect to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Portfolio may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

 3. Acquire more than 10% of the voting securities of any one issuer.

 4. Invest in companies for the purpose of exercising control.

 5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

 6. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements.

 7. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (7) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

 8. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

 11. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

 13. Purchase or retain securities of an issuer if, to the knowledge of the Fund, an officer, trustee, partner or director of the Fund or any investment adviser of the Fund owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

 14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

 15. Write or purchase puts, calls, options or combinations thereof or invest in warrants.

    The foregoing percentages will apply at the time of the purchase of a security.

                                  THE ADVISER

    The Fund and HGK Asset Management Inc. (the "Adviser") have entered into an advisory agreement dated August 15, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    The Adviser was incorporated in 1983 by three principals, Jeffrey T. Harris, Warren A. Greenhouse and Joseph E. Kutzel. The Adviser has provided equity, fixed income and balanced fund management of individually structured portfolios since its inception. As of December 31, 1998, total assets under management were approximately $2.1 billion. The principal business address of the Adviser is Newport Tower, 525 Washington Boulevard, Jersey City, New Jersey, 07310.


    The Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

    Gregory W. Lobo, Vice President, Senior Portfolio Manager of Fixed Income Securities, Anthony Santoliquido, Portfolio Manager of Fixed Income Securities and Patricia Bernabeo, Portfolio Manager of Fixed Income Securities have managed the Portfolio since its inception. Mr. Lobo has been with the Adviser since 1990. Mr. Santoliquido has been with the Adviser since 1993 and prior to that he was at Hilliard Farber and Co. Brokerage. Ms. Bernabeo has been with the Adviser since 1992 and prior to that was at New York University.


    The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees for, and reimburse expenses of, the Portfolio to the extent necessary in order to limit total operating expenses to an annual rate of not more than 1.00% of the Portfolio's average daily net assets. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Portfolio. For the fiscal year ended October 31, 1998, the Adviser received an advisory fee of 0% of the Portfolio's average daily net assets, and the Adviser reimbursed expenses equal to .20% of the Portfolio's average daily net assets.



    For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Adviser was paid $0, $0, and $0 respectively, waived fees of $58,143, $65,793 and $70,308, respectively, and reimbursed expenses of $1,464, $18,783 and $28,429, respectively.


    To the extent the Portfolio purchases securities of open end investment companies, the Adviser will waive its advisory fee on that portion of the Portfolio's assets invested in such securities.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

                               THE ADMINISTRATOR


    SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Fund. The Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the Portfolio's average daily net assets. However, the Portfolio pays the Administrator a minimum annual fee of $75,000, and consequently the annual administration fee the Portfolio pays will exceed
 .20% of the Portfolio's average daily net assets at low asset levels. For the fiscal year ended October 31, 1998 the Administrator received a fee equal to
 .53% of the Portfolio's average daily net assets.



    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until August 15, 1999 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, the Administrator received fees of $75,034, $74,964 and $75,000, respectively, from the Portfolio.


    The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement"). The Distributor will not receive compensation for the distribution of shares of any Portfolio.

    The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

    No compensation is paid to the Distributor for distribution services for the shares of the Portfolio.

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Fund's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Fund.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Fund.

                       TRUSTEES AND OFFICERS OF THE FUND

    The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Fund pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President--Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.


    The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal period ended October 31, 1998.


                                        AGGREGATE
                                      COMPENSATION         PENSION OR                            TOTAL COMPENSATION FROM
                                     FROM REGISTRANT       RETIREMENT           ESTIMATED            REGISTRANT AND
                                     FOR THE FISCAL     BENEFITS ACCRUED         ANNUAL           FUND COMPLEX* PAID TO
                                       YEAR ENDED          AS PART OF         BENEFITS UPON      TRUSTEES FOR THE FISCAL
NAME OF PERSON, POSITION            OCTOBER 31, 1998      FUND EXPENSES        RETIREMENT      YEAR ENDED OCTOBER 31, 1998
----------------------------------  -----------------  -------------------  -----------------  ---------------------------
John T. Cooney....................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                               board
**Frank E. Morris.................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                               board
Robert Patterson..................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                               board
Eugene B. Peters..................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                               board
James M. Storey, Esq..............      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                               board
William M. Doran, Esq.............      $       0                 N/A                 N/A      $0 for service on 1 board
Robert A. Nesher..................      $       0                 N/A                 N/A      $0 for service on 1 board


------------------------------

* For the purposes of this table, the Fund is the only investment company in the "Fund Complex."


**Retired December 31, 1998

                            PERFORMANCE INFORMATION

    From time to time, the Fund may advertise yield, effective yield and total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields.

PERFORMANCE COMPARISONS

    The Portfolio may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                              COMPUTATION OF YIELD

    From time to time, the Fund may advertise yield and total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2[((a-b)/cd+1) TO THE POWER OF (6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    For the 30-day period ended October 31, 1998 the Portfolio's yield was 4.98%.


                          CALCULATION OF TOTAL RETURN

    The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.


    For the fiscal year ended October 31, 1998, for the three year period ended October 31, 1998 and for the period from November 3, 1994 (commencement of operations) through October 31, 1998, the average annual total return was 6.00%, 6.24% and 8.60%, respectively.


                               PURCHASING SHARES

    Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

    It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund has obtained an exemptive order from the SEC that permits the Fund to make in-kind redemptions to those shareholders of the Fund that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund's investment portfolios.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

    The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Portfolio's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Portfolio's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Portfolio intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year (the "Distribution Requirement"), if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Portfolio controls or that are engaged in the same, similar or related trades or business.

    The Portfolio may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Portfolio must distribute to satisfy the Distribution Requirement. In some cases, the Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

    Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Portfolio's earnings and profits. The Portfolio anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Portfolio may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Portfolio will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Portfolio distribution will qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Portfolio in the year in which the dividends were declared.

    The Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify the Portfolio that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If the Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which the Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Fund selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Fund. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Fund's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Fund may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Fund. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser and the Fund's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Portfolio, at the request of the Distributor, give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

    The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal year ended October 31, 1998, the
Portfolio directed    transactions to broker-dealers for research services.

    It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal year ended October 31, 1998, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:


   TOTAL DOLLAR AMOUNT OF            TOTAL DOLLAR AMOUNT OF
         BROKERAGE              TRANSACTIONS INVOLVING DIRECTED
  COMMISSIONS FOR RESEARCH         BROKERAGE COMMISSIONS FOR
          SERVICES                     RESEARCH SERVICES
----------------------------   ----------------------------------
    $        993                         $  3,397,091

    For the fiscal years ended October 31, 1996, 1997 and 1998, the Portfolio paid the following brokerage commissions:


   TOTAL BROKERAGE         AMOUNT PAID TO SEI
     COMMISSIONS            INVESTMENTS (1)
---------------------   ------------------------
1996    1997    1998     1996      1997    1998
-----   -----   -----   -------   ------   -----
  $0      $0      $192    $ 190     $113     $0


------------------------

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

    For the fiscal years indicated, the Portfolio paid the following brokerage commissions:


                                                                            % OF TOTAL           % OF TOTAL
                                            TOTAL $ AMOUNT OF               BROKERAGE            BROKERAGE
        TOTAL $ AMOUNT OF                       BROKERAGE                  COMMISSIONS          TRANSACTIONS
            BROKERAGE                       COMMISSIONS PAID               PAID TO THE        EFFECTED THROUGH
        COMMISSIONS PAID                  TO AFFILIATED BROKERS         AFFILIATED BROKERS   AFFILIATED BROKERS
---------------------------------   ---------------------------------   ------------------   ------------------
  1996        1997        1998        1996        1997        1998             1998                 1998
---------   ---------   ---------   ---------   ---------   ---------   ------------------   ------------------
    $0          $0          $ 192       $0          $0          $0               0%                   0%


    Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Portfolio is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1998, the Portfolio held $96,000 of Lehman Brothers', $199,000 of Merrill Lynch's and $145,000 of Paine Webber's corporate bonds, and $329,000 of Morgan Stanley's repurchase agreements.



    For the fiscal years ended October 31 1996, 1997 and 1998, the portfolio turnover rate for the Portfolio was 264.02%, 256.52% and 173.93%, respectively.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS


    As of February 16, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the shares of the Portfolios. Persons who owned of record or beneficially more than 25% of the Portfolio's outstanding shares may be deemed to control the Portfolio within the meaning of the Act.


HGK FIXED INCOME FUND


SHAREHOLDER                                                           NUMBER OF SHARES     PERCENTAGE
--------------------------------------------------------------------  -----------------  ---------------
Sam Agati Trustee...................................................           158,943          10.00%
Laborers Local #322
General Fund
P.O. Box 361
Massena, NY 13662-0361

West Chester Heavy Construction.....................................           126,345           7.95%
Local 60 General Fund
c/o Mr. Joseph Dominick
140 Broadway
Hawthorne, NY 10532-1100

International Association of Bridges................................            83,132           5.23%
Structural & Ornamental Ironworkers
Local 417 General Fund
c/o Gary Gaydos
One Lafayette Street
Newburgh, NY 12550-5607

Laborers' Local 17..................................................            79,452           5.00%
Training & Education Trust Fund
c/o Victoria Mandia
451 Little Britain Rd. Apt. C
Newburgh, NY 12550-5145


    The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

                                    EXPERTS

    The financial statements of the Fund have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

    The financial statements for the fiscal year ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference. A copy of the 1998 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                     PROSPECTUS
                                   MARCH 1, 1999


                         MDL BROAD MARKET FIXED INCOME FUND
                          MDL LARGE CAP GROWTH EQUITY FUND


                          THE ADVISORS' INNER CIRCLE FUND

                                INVESTMENT ADVISER:
                            MDL CAPITAL MANAGEMENT, INC.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
            DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                  IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                             HOW TO READ THIS PROSPECTUS


The MDL Funds is a mutual fund family that offers shares of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the MDL Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:



                                                            Page
                                                            ----
     MDL BROAD MARKET FIXED INCOME FUND                      3
     PERFORMANCE INFORMATION                                 4
     FUND FEES AND EXPENSES                                  5
     MDL LARGE CAP GROWTH EQUITY FUND                        6
     PERFORMANCE INFORMATION                                 7
     FUND FEES AND EXPENSES                                  8
     MORE INFORMATION ABOUT RISK                             9
     EACH FUND'S OTHER INVESTMENTS                           9
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS          9-10
     PURCHASING AND SELLING FUND SHARES                      10
     DIVIDENDS, DISTRIBUTIONS AND TAXES                      11
     FINANCIAL HIGHLIGHTS                                    12
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     MDL Funds                                           Back Cover

INTRODUCTION - INFORMATION COMMON TO BOTH FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.


The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

MDL BROAD MARKET FIXED INCOME FUND


FUND SUMMARY


Investment Goal                    Total return consistent with preservation of
                                   capital

Investment Focus                   Fixed income securities

Share Price Volatility             Medium





Principal Investment Strategy      Investing in fixed income securities of the
                                   U.S. government and its agencies and U.S.
                                   corporations


Investor Profile                   Investors who seek long-term growth of
                                   capital and are willing to have values
                                   fluctuate based on interest rate changes


INVESTMENT STRATEGY OF THE MDL BROAD MARKET FIXED INCOME FUND


The Fund invests primarily (at least 80% of its assets) in a broad portfolio of fixed income securities. These securities include U.S. Treasury bills, notes and bonds and other fixed income securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities. The Fund also invests in U.S. corporate fixed income securities rated in one of the three highest ratings categories. The Adviser will increase the Fund's average weighted maturity when it expects interest rates to decline and lower the average weighted maturity when interest rates are expected to rise. The duration of the Fund's investments will generally range from 4 to 7 years. The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the Fund's investments will be weighted among the U.S. Treasury, government agency and corporate sectors.
The Adviser conducts credit analysis of the corporate issues it buys and diversifies the Fund's invesments in corporate debt among the major industry sectors. The Adviser continually monitors the sector weighting of the Fund and may sell a security when there is a fundamental change in a company's or sector's outlook or better opportunities become available. If a security's credit rating is downgraded, the Adviser will immediately review that security and take appropriate action, including the possible sale of that security.



PRINCIPAL RISKS OF INVESTING IN THE MDL BROAD MARKET FIXED INCOME FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its investment approach, which focuses on a broad range of fixed income instruments, may perform differently than other mutual funds which target specific segments of the fixed income market or invest in other asset classes.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.*



                    1998                8.36%


               BEST QUARTER        WORST QUARTER
                  6.48%                (.58%)
                (9/30/98)            (12/31/98)



*  The performance information shown above is based on a calendar year.



This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index.

                                                               SINCE
                                                  1 YEAR     INCEPTION
-----------------------------------------------------------------------
MDL Broad Market Fixed Income Fund                8.36%        7.61%*
LEHMAN Brothers Aggregate Bond Index              8.67%       10.16%*



*  Since 10/31/97


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES



This table describes the fees that you may pay if you buy and hold Fund shares.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
PERCENTAGE OF OFFERING PRICE)                                              None
MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)  None



MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND
OTHER DISTRIBUTIONS (AS A PERCENTAGE OF OFFERING PRICE)                    None






REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)         None
EXCHANGE FEE                                                               None
MAXIMUM ACCOUNT FEE                                                        None



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*



Investment Advisory Fees                                                   .45%

Other Expenses                                                           10.79%
Total Annual Fund Operating Expenses                                     11.24%




* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES AND REIMBURSING CERTAIN EXPENSES OF THE FUND IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AND REIMBURSEMENTS AT ANY TIME. WITH THESE FEE WAIVERS AND REIMBURSEMENTS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


     MDL BROAD MARKET FIXED INCOME FUND                                    .90%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



     1 YEAR    3 YEARS   5 YEARS   10 YEARS
     $1,089    $3,067    4,806     $8,289

MDL LARGE CAP GROWTH EQUITY FUND


FUND SUMMARY


Investment Goal                    Long-term growth of capital, with a secondary
                                   objective of income

Investment Focus                   U.S. common stocks

Share Price Volatility             Medium

Principal Investment Strategy      Investing in common stocks issued by large
                                   U.S. companies

Investor Profile                   Investors who seek long term growth of
                                   capital and are willing to bear the risk of investing in equity securities


INVESTMENT STRATEGY OF THE MDL LARGE CAP GROWTH EQUITY FUND


The Fund invests primarily (at least 80% of its assets) in common stocks of large U.S. companies (companies with market capitalizations of $3 billion or more). The Fund seeks to own companies that have consistently grown earnings above the S&P 500 earnings growth rate but that offer "value" in terms of current price relative to growth prospects. The Adviser's investment selection process begins with a top-down analysis of general economic conditions to determine how the investments will be weighted among industry sectors. The Fund normally invests in all major industry sectors represented in the S&P 500. The Adviser then conducts analysis of fundamental growth characteristics of the companies within those sectors to identify stocks which are likely to perform best over a six to twelve month horizon.
Finally, the Adviser uses quantitative techniques to screen these companies based on factors such as earnings momentum, earnings consistency, and price/earnings ratios. These stocks are placed on the Adviser's "buy list," which is updated frequently. The Adviser will generally sell a security when it no longer appears on the "buy list." Due to this investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

PRINCIPAL RISKS OF INVESTING IN THE MDL LARGE CAP GROWTH EQUITY FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that its market segment, large cap growth stocks, may underperform other equity market segments or the equity markets as a whole.



PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the Fund's performance from year to year.*




                              1998                26.03%

                         BEST QUARTER        WORST QUARTER
                            21.69%              (13.57)%
                          (12/31/98)           (9/30/98)


*  The performance information shown above is based on a calendar year.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.


                                                        SINCE
                                             1 YEAR    INCEPTION
----------------------------------------------------------------
MDL Large Cap Growth Equity Fund             26.03%     27.48%*
S&P 500 Index                                28.60%     27.15%*


*  Since 10/31/97


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES




THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
PERCENTAGE OF OFFERING PRICE)                                              None


MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET
ASSET VALUE)                                                               None


MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER
DISTRIBUTIONS (AS A PERCENTAGE OF OFFERING PRICE)                          None


REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)         None


EXCHANGE FEE                                                               None


MAXIMUM ACCOUNT FEE                                                        None




ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*



Investment Advisory Fees                                         .74%
Other Expenses                                                 12.14%
Total Annual Fund Operating Expenses                           12.88%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES AND REIMBURSING CERTAIN EXPENSES OF THE FUND IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AND REIMBURSEMENTS AT ANY TIME. WITH THESE FEE WAIVERS AND REIMBURSEMENTS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:



MDL LARGE CAP GROWTH EQUITY FUND                            1.26%



FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:




     1 YEAR         3 YEARS        5 YEARS        10 YEARS
     $1,237         $3,427         $5,285          $8,791

MORE INFORMATION ABOUT RISK


                                                MDL LARGE CAP GROWTH EQUITY FUND


EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

                                              MDL BROAD MARKET FIXED INCOME FUND

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

                                              MDL BROAD MARKET FIXED INCOME FUND


MORTGAGE-BACKED SECURITIES -Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

EACH FUND'S OTHER INVESTMENTS


This prospectus describes the Funds' primary strategies, and each Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISER



The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees of The Advisors' Inner Circle Fund supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



MDL Capital Management, Inc. (MDL), serves as the Adviser to the Funds. MDL has served as an investment adviser for the assets of institutional clients such as Taft-Hartley Plans, hospitals, Public Sector Funds, Foundations and ERISA Plans since it was founded in 1993. As of December 31, 1998, the Adviser had approximately $415 million in assets under management. For its advisory services to the Funds, MDL is entitled to receive .45% for the MDL Broad Market Fixed Income Fund and .74% for the MDL Large Cap Growth Equity Fund, as a percentage of each Fund's average daily net assets. MDL has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed .90% for the MDL Broad Market Fixed Income Fund and 1.26% for the MDL Large Cap Growth Equity Fund, as a percentage of each Fund's average daily net assets. For the fiscal period ended October 31, 1998, the Adviser waived the entire amount of its advisory fees for both Funds.

PORTFOLIO MANAGERS



Mark D. Lay has served as Chairman and Chief Executive Officer of MDL since
1993.  He has co-managed the Funds since their inception.   He has more than 15
years of investment experience. Prior to founding MDL, Mr. Lay served as an account executive at Dean Witter Reynolds, Inc.




Edward Adatepe has served as Chief Investment Officer of MDL since 1994. He has co-managed the Funds since their inception. He has more than 14 years of investment experience. Prior to joining MDL, Mr. Adatepe served as a Managing Director of RRZ Investment Management, Inc.

PURCHASING AND SELLING FUND SHARES



This section tells you how to buy and sell your shares of the Funds.



The Funds are for individual and institutional investors.


HOW TO PURCHASE FUND SHARES


To purchase shares directly from us, please call 1-877-MDL-FUNDS, or complete and send in the enclosed application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "MDL Broad Market Fixed Income Fund" or "MDL Large Cap Growth Equity Fund." A Fund cannot accept third-party checks, credit cards, credit card checks or cash.



You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.




GENERAL INFORMATION




You may purchase shares by mail or wire on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.



A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.



The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.



Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in a Fund.



In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.




MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $500 in either Fund. Your subsequent investments in any Fund must be made in amounts of at least $100. A Fund may accept investments of smaller amounts at its discretion.





SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions by Automated Clearing House (ACH) from your account in amounts of at least $50 per month.

HOW TO SELL YOUR FUND SHARES



If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.



If you own your shares directly, you may sell your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-877-MDL-FUNDS.




If you would like to close your account, or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).




The sale price of each share will be the next NAV determined after the Fund receives your request.



SYSTEMATIC WITHDRAWAL PLAN


If you have at least $500 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.



RECEIVING YOUR MONEY



Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR ACH, REDEMPTION PROCEEDS

MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).



REDEMPTIONS IN KIND


We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.




INVOLUNTARY REDEMPTIONS OF YOUR SHARES



If your account balance drops below $500 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES



A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.




TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

Dividends, Distributions and Taxes




Each Fund distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.



Taxes



PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and its shareholders. This summary is based on current tax laws, which may change.



Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.




MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-877-MDL-FUNDS.

Financial Highlights     The Advisors' Inner Circle Fund

For a Share Outstanding Throughout Each Period

For the Year Ended October 31,




                    NET ASSET   NET          REALIZED       DISTRIBUTIONS       DISTRIBUTION       NET ASSET       TOTAL
                    VALUE       INVESTMENT   AND            FROM NET            FROM CAPITAL       VALUE END       RETURN
                    BEGINNING   INCOME       UNREALIZED     INVESTMENT          GAINS              OF PERIOD
                    OF PERIOD                GAINS OR       INCOME
                                             (LOSSES) ON
                                             SECURITIES
MDL BROAD MARKET FIXED INCOME FUND
      1998 (1)      $10.00       0.41         0.48          (0.41)               ----               $10.48          9.10%
MDL LARGE CAP GROWTH FUND
      1998 (1)      $10.00       0.04         1.83          (0.03)               ----               $11.84         18.72%


                                                                                                    RATIO OF
                                                                                                    NET
                                    NET ASSETS      RATIO OF       RATIO OF       RATIO OF          INVESTMENT       PORTFOLIO
                                    END OF          EXPENSES       NET            EXPENSES          INCOME TO        TURNOVER
                                    PERIOD          TO AVERAGE     INVESTMENT     TO AVERAGE        AVERAGE NET      RATE
                                                    NET ASSETS     INCOME TO      NET ASSETS        ASSESTS
                                                                   AVERAGE        (EXCLUDING        (EXCLUDING
                                                                   NET ASSETS     WAIVERS AND       WAIVERS AND
                                                                                  REIMBURSEMENTS)   REIMBURSEMENTS)
MDL BROAD MARKET FIXED INCOME FUND
      1998 (1)                       $5,411          0.90%          4.38%         11.24%             (5.96)%          72.82%
MDL LARGE CAP GROWTH FUND
      1998 (1)                       $5,989         1.26%          0.41%         12.88%             (11.21)%         127.68%



Amounts designated as "_" are either $0 or have been rounded to $0.
(1) The Funds commenced operations on October 31, 1997.

               THE ADVISORS' INNER CIRCLE FUND
               MDL BROAD MARKET FIXED INCOME FUND
               MDL LARGE CAP GROWTH EQUITY FUND


INVESTMENT ADVISER
MDL Capital Management, Inc.
225 Ross Street
3rd Floor
Pittsburgh, Pennsylvania  15219

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, D.C. 20036

More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated March 31, 1999, includes detailed information about The Advisors' Inner Circle Fund and the MDL Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS


These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
BY TELEPHONE: CALL 1-877-MDL-FUNDS



BY MAIL: Write to us
MDL Funds
P.O. Box 49009
Kansas City, Missouri 64141-6009



FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                                     TRUST:
                        THE ADVISORS' INNER CIRCLE FUND

Funds:

  MDL Broad Market Fixed Income Fund
  MDL Large Cap Growth Equity Fund

Investment Adviser:

  MDL Capital Management, Inc.

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the MDL Broad Market Fixed Income Fund (the "Fixed Income Fund") and MDL Large Cap Growth Equity Fund (the "Equity Fund" and together with the Fixed Income Fund, the "MDL Funds"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the MDL Funds and should be read in conjunction with the MDL Funds' Prospectus dated March 1, 1999. The Prospectus for the MDL Funds may be obtained by calling 1-800-932-7781.

                               TABLE OF CONTENTS


The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments......................................   S-3
Investment Limitations....................................................  S-12
The Adviser...............................................................  S-13
The Administrator.........................................................  S-15
The Distributor...........................................................  S-16
The Transfer Agent........................................................  S-16
The Custodian.............................................................  S-16
Independent Public Accountants............................................  S-16
Legal Counsel.............................................................  S-16
Trustees and Officers of the Trust........................................  S-16
Performance Information...................................................  S-19
Computation of Yield......................................................  S-19
Calculation of Total Return...............................................  S-20
Purchasing Shares.........................................................  S-20
Redeeming Shares..........................................................  S-20
Determination of Net Asset Value..........................................  S-21
Taxes.....................................................................  S-21
Fund Transactions.........................................................  S-23
Trading Practices and Brokerage...........................................  S-23
Description of Shares.....................................................  S-25
Shareholder Liability.....................................................  S-26
Limitation of Trustees' Liability.........................................  S-26
5% and 25% Shareholders...................................................  S-26
Experts...................................................................  S-27
Financial Statements......................................................  S-27



March 1, 1999
MDL-F-002-02

                                   THE TRUST

    This Statement of Additional Information relates only to the MDL Broad Market Fixed Income Fund (the "Fixed Income Fund") and MDL Large Cap Growth Equity Fund (the "Equity Fund" and together with the Fixed Income Fund, the "MDL Funds"), each a diversified portfolio. Each Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the MDL Funds.

    Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The MDL Funds' expense ratios are disclosed under "Fund Fees and Expenses" in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of the Fixed Income Fund is to seek total return consistent with preservation of capital. The investment objective of the Equity Fund is to seek long-term growth of capital with a secondary objective of income. The MDL Funds' investment objectives are fundamental and cannot be changed without the consent of shareholders. There can be no assurance that an MDL Fund will be able to achieve its investment objective. In addition to the investments and strategies described below, the MDL Funds may invest in certain securities and obligations as set forth in "Description of Permitted Investments" herein.


MDL BROAD MARKET FIXED INCOME FUND


    Under normal conditions the Fixed Income Fund will principally invest at least 80% of its net assets in U.S. Treasury bills, notes and bonds and other fixed income securities issued or guaranteed by the United States Government, its agencies or instrumentalities ("U.S. Government Securities"), and corporate fixed income securities rated A- or higher by Standard & Poor's Corporation ("S&P"), A or higher by Moody's Investors Services, Inc. ("Moody's") or of comparable quality as determined by the Adviser. The U.S. Government Securities in which the Fund may invest include mortgage-backed securities ("MBSs"), and mortgage-related securities such as pass-through securities and collateralized mortgage obligations. The Fund intends to invest less than 25% of its total assets in corporate fixed income securities and less than 30% of its total assets in MBSs. The Fund's duration ordinarily will range between 3 1/2 and 6 1/2 years.



    In addition to its principal investments, the Fund may also invest in the following securities which are not part of its principal investment strategy:
(i) short-term U.S. bank obligations; (ii) shares of other investment companies; and (iii) repurchase agreements.


    The Fixed Income Fund may purchase or sell securities on a when-issued or forward commitment basis and sell securities short "against the box." The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33 1/3% of the Fund's total assets at the time the Fund enters into the agreements. In order to remain fully invested and to reduce transaction costs, up to 15% of the Fund's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

    For temporary defensive purposes when the Adviser determines that market conditions warrant, the Fixed Income Fund may also invest up to 100% of its assets in money market securities or hold cash.

    Securities rated A- by S&P or A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MDL LARGE CAP GROWTH EQUITY FUND


    The Equity Fund intends to be as fully invested as practicable in common stocks and other equity securities. Under normal circumstances the Fund will principally invest at (least 80% of its net assets) in the securities described in the Prospectus.


    The Equity Fund will invest primarily in the common stocks of large cap companies, that is, those established companies with equity-market capitalizations in excess of $3 billion. The Fund may also invest in common stocks of smaller companies with equity market capitalizations in excess of $500 million.


    In addition to its principal investments, the Fund may also invest in other equity securities of large cap companies, which may include warrants, rights to purchase common stocks, debt securities convertible into common stocks, and preferred stocks. The Fund may invest in equity securities of foreign issuers traded in the United States in the form of American Depositary Receipts.


    The Equity Fund may also engage in repurchase agreements. The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33 1/3% of the Fund's total assets at the time the Fund enters into the agreements. Up to 15% of the Fund's total assets may be invested in futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.


    For temporary defensive purposes when the Adviser determines that market conditions warrant, the Equity Fund may also invest up to 100% of its assets in money market securities or hold cash.


                      DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS

    The Equity Fund may invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES


    Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

DURATION

    Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

EQUITY SECURITIES

    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Equity Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Equity Fund may therefore be more suitable for long-term investors.

THE EURO


    On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries initially converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market is now reflected in Euros, and participating governments now issue their bonds in Euros. Monetary policy for participating countries is now uniformly managed by a new central bank, the European Central Bank (ECB).



    Although it is not possible to predict the impact of the Euro conversion on the MDL Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


FIXED INCOME SECURITIES

    The market value of the fixed income investments in which the MDL Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the MDL Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

    The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the MDL Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the MDL Funds will generally be subject to the risks of loss frequently associated with futures transactions. The MDL Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by the MDL Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the MDL Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the MDL Funds of margin deposits in the event of the bankruptcy of a broker with whom the MDL Funds have an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

ILLIQUID SECURITIES


    Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of seven days.


INVESTMENT COMPANY SHARES


    Each MDL Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the appropriate Fund may invest directly. Investing in shares of other investment companies is not a principal investment strategy of either Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


    MONEY MARKET INSTRUMENTS--Money market instruments include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical rating organization or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

       BANKERS' ACCEPTANCES

           Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

       CERTIFICATES OF DEPOSIT

           Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

       COMMERCIAL PAPER

           Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

       TIME DEPOSITS

           Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

MORTGAGE-BACKED SECURITIES

    Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

       GOVERNMENT PASS-THROUGH SECURITIES

           These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

           Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

       PRIVATE PASS-THROUGH SECURITIES

           Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

       CMOs

           CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

       REMICs

           REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

           Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

       ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

           ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

       STRIPPED MORTGAGE-BACKED SECURITIES

           Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

           The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

       ESTIMATED AVERAGE LIFE

           Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS

    A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the MDL Funds of writing covered calls is that the MDL Funds receive a premium which is additional income. However, if the security rises in value, the MDL Funds may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

    If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

    The MDL Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the MDL Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

REPURCHASE AGREEMENTS

    Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are agreements by which a Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by the MDL Funds under the 1940 Act.

SHORT SALES AGAINST-THE-BOX

    The MDL Funds may make short sales "against-the-box" for the purpose of deferring realization of gain or loss for federal income tax purposes and for the purpose of hedging against an anticipated decline in the value of the underlying securities. A short sale "against-the-box" is a short sale in which a Fund owns, or has the right to obtain without payment of additional consideration, an equal amount of the same type of securities sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS

    U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE AND FLOATING RATE SECURITIES

    Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES

    Each Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The MDL Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The MDL Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Fund that cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

 3. Acquire more than 10% of the voting securities of any one issuer.

 4. Invest in companies for the purpose of exercising control.

 5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

 6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

10. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

    The foregoing percentages will apply at the time of the purchase of a security.

NON-FUNDAMENTAL POLICIES

    The following investment limitation of each Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

 1. A Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

    Except with respect to each Fund's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

    Additionally, it is a non-fundamental policy of each MDL Fund to limit borrowings to no more than 5% of its net assets. Fully collaterallized reverse repurchase agreements are not considered borrowings for purposes of the foregoing limitation.

                                  THE ADVISER

    MDL Capital Management, Inc. (the "Adviser") and the Trust have entered into an advisory agreement dated October 31, 1997 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.


    The Adviser's principal business address is 225 Ross Street, Pittsburgh, Pennsylvania 15219. As of December 31, 1998, the Adviser had approximately $815 million of assets under management for institutional clients such as Taft-Hartley plans, hospitals, public sector funds, foundations and ERISA plans.


    Messrs. Mark D. Lay and Edward Adatepe have served as co-portfolio managers of both the Fixed Income and Equity Funds, since their commencement of operations. Mr. Lay has served as the Chairman and Chief Executive Officer of the Adviser since 1993. Prior thereto, Mr. Lay was an account executive at Dean Witter Reynolds, Inc. Mr. Lay received a B.A. degree in Economics from Columbia University. Mr. Adatepe has been the Chief Investment Officer of the Adviser since 1994. Prior thereto, Mr. Adatepe was the Managing Director of RRZ Investment Management, Inc., where he was responsible for managing both fixed income and equity portfolios for various public and private pension funds. Mr. Adatepe received a B.S. degree in physics from Allegheny College and a M.S. degree in Industrial Administration from Carnegie-Mellon University.

    In addition to the co-portfolio managers, the Adviser employs a team of highly qualified investment professionals to provide advice and input regarding the management of the MDL Funds. Included within this team are Steven Sanders and Jim Taylor. Mr. Sanders serves as the Adviser's President and economist. He also appears weekly as an investment specialist on the CNBC International Business Television Network. Mr. Taylor is Director of Equity Research and is a securities analyst for the MDL Funds. Mr. Taylor holds a B.S. degree in Management and Economics from the University of Pittsburgh, and an MBA from Duquesne University.

    Under the Advisory Agreement, the Adviser receives a monthly management fee computed separately for each Fund. Such fees are payable at an annual rate of
 .45% and .74% of the average daily net assets of the Fixed Income and Equity Funds, respectively. The Adviser has voluntarily agreed to waive all or a portion of its fee for each Fund and to reimburse expenses of each Fund in order to limit total operating expenses for the Fixed Income and Equity Funds to an annual rate of not more than .90% and 1.26% of average daily net assets, respectively. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time, however, the advisory fee waivers are expected to be in effect for the current fiscal year. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the MDL Funds.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser's fixed income decision making process begins with a "top down" analysis of the factors that drive interest rates: economic growth, inflation, the level of the dollar, monetary policy and fiscal policy. Based on this process, the Adviser develops several interest rate projections and determines an appropriate duration target and maturity structure.

    The Adviser then apportions the Fixed Income Fund's portfolio among the following sectors: (i) U.S. Government Securities, (ii) corporate fixed income securities and (iii) MBSs. This allocation is based on an analysis of the relative attractiveness of these sectors, on a total return basis, given the Adviser's interest rate projections. The Adviser then selects approximately 15-20 individual securities that in the aggregate produce the desired portfolio duration, maturity structure and sector allocation.

    In the case of U.S. Government Securities, individual securities are selected for purchase that offer better total return potential than other U.S. Government Securities with similar durations. In the case of corporate fixed income securities, the Adviser's selection process seeks to identify issues where credit quality has recently been improving as evidenced by rating increases by S&P or Moody's. In addition, the Adviser seeks corporate fixed income securities that generally are non-callable and have an issue size of $250 million or greater. In the case of MBSs, the Adviser seeks to purchase individual securities that offer the best total return potential, given the Adviser's interest rate projections, as compared to similar securities.

    With respect to the Equity Fund, the Adviser evaluates these companies through a multi-step screening process which begins with a universe of approximately 700 stocks, including those in the S&P 500 index. The Adviser seeks to purchase the securities of companies with (i) high absolute and relative earnings momentum, (ii) positive earnings surprise, (iii) positive price momentum and (iv) low absolute and relative valuations. The Adviser then performs a fundamental analysis of those companies that meet the foregoing criteria and selects from those companies approximately 100 securities across 12 identified economic sectors.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the MDL Funds paid advisory fees of:



FUND                                                                        FEES PAID    FEES WAIVED  FEES REIMBURSED
------------------------------------------------------------------------  -------------  -----------  ---------------
Fixed Income Fund.......................................................    $       0     $   7,119     $   156,459
Equity Fund.............................................................    $       0     $   9,636     $   141,746


                               THE ADMINISTRATOR

    SEI Investments Mutual Funds Services (the "Administrator"), provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.


    For these administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly based on the respective Fund's asset level, at an annual rate of: .15% on the first $50 million of average daily net assets; .125% on the next $50 million of average daily net assets; and .10% on average daily net assets over $100 million. However, each Fund pays a minimum annual administration fee of $80,000, which would be increased by $15,000 per additional class. Due to the minimum annual administration fee, the administration fee that a Fund pays will decline according to the administration fee schedule described above, only after a Fund's net asset level reaches $54 million. For the fiscal period commencing November 1, 1997 and ended October 31, 1998, the Administrator received a fee equal to 5.06% of the Fixed Income Fund and 6.14% of the Equity Fund's average daily net assets.


    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the MDL Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to a Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak

Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

    The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the MDL Funds each paid administration fees of $80,000.


                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

    The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

    No compensation is paid to the Distributor for distribution services for the shares of the Fund.

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Trust.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991- December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.


    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.


------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the MDL Funds as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the MDL Funds.


    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal year ended October 31, 1998.


                                                                                                               TOTAL
                                                                                                         COMPENSATION FROM
                                                 AGGREGATE                                                 REGISTRANT AND
                                               COMPENSATION         PENSION OR                             FUND COMPLEX*
                                              FROM REGISTRANT       RETIREMENT           ESTIMATED        PAID TO TRUSTEES
                                              FOR THE FISCAL     BENEFITS ACCRUED         ANNUAL           FOR THE FISCAL
                                                YEAR ENDED          AS PART OF         BENEFITS UPON         YEAR ENDED
NAME OF PERSON, POSITION                     OCTOBER 31, 1998      FUND EXPENSES        RETIREMENT        OCTOBER 31, 1998
-------------------------------------------  -----------------  -------------------  -----------------  --------------------
John T. Cooney, Trustee....................      $   8,142                 N/A                 N/A      $29,000 for services
                                                                                                          on 1 board
**Frank E. Morris, Trustee.................      $   8,142                 N/A                 N/A      $29,000 for services
                                                                                                          on 1 board
Robert Patterson, Trustee..................      $   8,337                 N/A                 N/A      $30,000 for services
                                                                                                          on 1 board
Eugene B. Peters, Trustee..................      $   8,337                 N/A                 N/A      $30,000 for services
                                                                                                          on 1 board
James M. Storey, Esq., Trustee.............      $   8,337                 N/A                 N/A      $30,000 for services
                                                                                                          on 1 board
William M. Doran, Esq., Trustee............             $0                 N/A                 N/A      $0 for services on 1
                                                                                                          board
Robert A. Nesher, Chairman of the Board....             $0                 N/A                 N/A      $0 for services on 1
                                                                                                          board


------------------------------


 * For purposes of this table, the MDL Funds are the only investment company in the "Fund Complex."



** Retired December 31, 1998


                            PERFORMANCE INFORMATION

    From time to time, the Trust may advertise yield and total return of the Fixed Income Fund and the total return of the Equity Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

PERFORMANCE COMPARISONS

    The MDL Funds may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                              COMPUTATION OF YIELD

    The yield of the Fixed Income Fund refers to the annualized income generated by an investment in that Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2[((a-b)/cd+1)to the power of (6)-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    For the 30-day period ended October 31, 1998, the Fixed Income Fund's yield was 3.81% and the Equity Fund's yield was .31%.


                          CALCULATION OF TOTAL RETURN


    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1+T)to the power of (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period. For the period from November 1, 1997 (commencement of operations) through October 31, 1998, the Fixed Income Fund's total return was 9.10% and the Equity Fund's total Return was 18.72%.


                               PURCHASING SHARES

    Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the MDL Funds are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the MDL Funds solely by their ownership of a certain percentage of the MDL Funds.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the MDL Funds are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the MDL Funds and their shareholders that are not described in the MDL Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the MDL Funds or their shareholders, and the discussion here and in the MDL Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the MDL Funds expect to eliminate or reduce to a nominal amount the federal taxes to which they may be subject.

    In order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

    The MDL Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the MDL Funds must distribute to satisfy the Distribution Requirement. In some cases, the MDL Funds may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

    Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the MDL Funds fails to qualify for any taxable year as a RIC, all of their taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of a Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, a Fund will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Fixed Income Fund distribution will qualify for the corporate dividends-received deduction. Conversely, distributions from the Equity Fund generally will qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

    Each Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the MDL Funds will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify the MDL Funds that such shareholder is not subject to backup withholding.

    If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from that Fund generally would be eligible for the corporate dividend received deduction.

FEDERAL EXCISE TAX

    If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), a Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The MDL Funds are not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Fund shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the MDL Funds.

                               FUND TRANSACTIONS

    The MDL Funds have no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser is responsible for placing the orders to execute transactions for the MDL Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the MDL Funds will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the MDL Funds will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the MDL Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the MDL Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the MDL Funds may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the

Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the MDL Funds on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the MDL Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:


                                                                                   TOTAL DOLLAR AMOUNT
                                                                                     OF TRANSACTIONS
                                                            TOTAL DOLLAR AMOUNT         INVOLVING
                                                               OF BROKERAGE        DIRECTED BROKERAGE
                                                              COMMISSIONS FOR        COMMISSIONS FOR
FUND                                                         RESEARCH SERVICES      RESEARCH SERVICES
----------------------------------------------------------  -------------------  -----------------------
Fixed Income Fund.........................................       $       0              $       0
Equity Fund...............................................       $       0              $       0



    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the MDL Funds paid $0 to SEI Investments.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the MDL Funds paid the following brokerage commissions:


                                                    TOTAL $ AMOUNT       % OF TOTAL            % OF TOTAL
                                                     OF BROKERAGE         BROKERAGE             BROKERAGE
                                    TOTAL $ AMOUNT   COMMISSIONS         COMMISSIONS          TRANSACTIONS
                                     OF BROKERAGE      PAID TO             PAID TO          EFFECTED THROUGH
                                     COMMISSIONS      AFFILIATED       THE AFFILIATED          AFFILIATED
FUND                                     PAID          BROKERS             BROKERS               BROKERS
----------------------------------  --------------  --------------  ---------------------  -------------------
Fixed Income Fund.................    $        0      $        0                  0%                    0%
Equity Fund.......................    $    4,841      $        0                  0%                    0%


    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the MDL Funds' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The MDL Funds are required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the MDL Funds have acquired during its most recent fiscal year. For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fixed Income Fund held $298,000 of Morgan Stanley's repurchase agreements and the Equity Fund held $150,000 of Morgan Stanley's repurchase agreements.



    The portfolio turnover rate for the Fixed Income and Equity Funds for the period from November 1, 1997 to October 31, 1998 was 72.82% and 127.68%, respectively.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS


    As of February 16, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the MDL Funds' shares. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control that Fund within the meaning of the Act.



THE FIXED INCOME FUND



SHAREHOLDER                                                           NUMBER OF SHARES          %
--------------------------------------------------------------------  -----------------  ---------------
City of Aliquippa--Police...........................................         294,488            17.78%
300 Franklin Ave.
Aliquippa, PA 15001-3708

Beaver County Retirement Plan.......................................       1,169,064            70.57%
Courthouse
Beaver, PA 15009

THE EQUITY FUND



SHAREHOLDER                                                           NUMBER OF SHARES          %
--------------------------------------------------------------------  -----------------  ---------------
City of Aliquippa--Police...........................................         228,061            12.21%
300 Franklin Ave.
Aliquippa, PA 15001-3708

Beaver County Retirement Plan.......................................       1,377,233            73.73%
Courthouse
Beaver, PA 15009


    The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

                                    EXPERTS

    The financial statements incorporated by reference have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, in reliance upon the authority of said firm as experts in giving said reports.

                              FINANCIAL STATEMENTS

    The financial statements for the fiscal period beginning November 1, 1997 and ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1998 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                           THE ADVISORS' INNER CIRCLE FUND


                               SAGE CORPORATE BOND FUND-R-


                                      PROSPECTUS
                                    MARCH 1, 1999


                                 INVESTMENT ADVISER:
                                SAGE GLOBAL FUNDS, LLC


                              INVESTMENT SUB-ADVISER:
                             STANDARD ASSET GROUP, INC.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
     DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
     IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                             HOW TO READ THIS PROSPECTUS


The SAGE Corporate Bond Fund (Fund) is a separate series of The Advisors' Inner Circle Fund, a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                                     PAGE
INVESTMENT STRATEGY OF THE SAGE CORPORATE
BOND FUND                                                               2
PRINCIPLE RISKS OF INVESTMENT IN THE
SAGE CORPORATE BOND FUND                                                2
PERFORMANCE INFORMATION                                                 3
FUND FEES AND EXPENSES                                                  4
MORE INFORMATION ABOUT RISK                                             5
THE FUND'S OTHER INVESTMENTS                                            5
THE INVESTMENT ADVISER AND SUB-ADVISER                                  6
PORTFOLIO MANAGER                                                       6
PURCHASING AND SELLING FUND SHARES                                      6
DIVIDENDS, DISTRIBUTIONS AND TAXES                                      8
FINANCIAL HIGHLIGHTS                                                    9
HOW TO OBTAIN MORE INFORMATION ABOUT THE
     SAGE CORPORATE BOND FUND                                         Back Cover

SAGE CORPORATE BOND FUND

FUND SUMMARY


 Investment Goal                     High level of current income consistent
                                     with preservation of capital

 Investment Focus                    U.S. corporate bonds

 Share Price Volatility              Low to medium

 Principal Investment Strategy       Investing in investment grade corporate
                                     bonds with the potential for credit
                                     rating improvements.

 Investor Profile                    Investors who seek a high level of
                                     current income consistent with
                                     preservation of capital.  Investors
                                     should, nevertheless expect the Fund's
                                     net asset value per share to fluctuate.


INVESTMENT STRATEGY OF THE SAGE CORPORATE BOND FUND


The Fund invests primarily (at least 80% of its assets) in investment grade U.S. corporate bonds. The Adviser has engaged Standard Asset Group, Inc. as sub-adviser (Sub-Adviser) to manage the Fund on a day-to-day basis. The Sub-Adviser seeks to identify investment grade corporate bonds where a credit rating improvement is likely. The Sub-Adviser's credit research is company specific and similar in nature to the traditional fundamental research used to make common stock selections. Companies chosen as rating upgrade candidates based on this research are placed on the Sub-Adviser's "upgrade list" and purchases are made when intermediate maturity issues become available at an advantageous price. Individual decisions are made on a buy to hold basis. A credit downgrade will trigger an immediate review of that security and the Sub-Adviser will take appropriate action, which may include selling the security. If a security is downgraded to below investment grade, the security will be sold as soon as practicable. Normally, the Fund will maintain a dollar-weighted average portfolio maturity of between four and six years. There are no restrictions on the maturity of an individual security.


PRINCIPAL RISKS OF INVESTING IN THE SAGE CORPORATE BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, corporate fixed income securities, may underperform other fixed income market segments or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund from year to year.*


                              1998           4.94%


                    BEST QUARTER             WORST QUARTER
                      4.25%                        (0.66%)
                     (9/30/98)                    (3/31/98)


*  The performance shown above is based on a calendar year.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.


                                                                 SINCE
                                                  1 YEAR        INCEPTION
-------------------------------------------------------------------------
SAGE Corporate Bond Fund                          4.94%          4.85%*

Lehman Brothers Intermediate
Government/Corporate Bond Index                   8.42%          9.28%**


*    Since 12/15/97
**   Since 12/31/97


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)                 None

 MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                            None

 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS (AS              None
 A PERCENTAGE OF OFFERING PRICE)

 REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                   None

 EXCHANGE FEE                                                                                         None

 MAXIMUM ACCOUNT FEE                                                                                  None
-----------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


-----------------------------------------------------
 Investment Advisory Fees                      .55%
 Other Expenses                               3.51%
-----------------------------------------------------
 Total Annual Fund Operating Expenses         4.06%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES AND REIMBURSING CERTAIN EXPENSES OF THE FUND IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AND REIMBURSEMENTS AT ANY TIME. WITH THESE FEE WAIVERS AND REIMBURSEMENTS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


     SAGE CORPORATE BOND FUND                               .90%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND SUB-ADVISER."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR          3 YEARS          5 YEARS         10 YEARS
        ------          -------          -------         --------
        $408            $1,235           $2,078          $4,256

MORE INFORMATION ABOUT RISK


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.


The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:




CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.




EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


THE FUND'S OTHER INVESTMENTS


This prospectus describes the Fund's primary strategies, and the portfolio will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or money market securities that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for higher income.

INVESTMENT ADVISER AND SUB-ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below). The Board of Trustees supervises the Adviser and Sub-Adviser and establishes policies that the Adviser and Sub-Adviser must follow in their management activities.



SAGE Global Funds, LLC, (SAGE) serves as the Adviser to the SAGE Corporate Bond Fund. SAGE is a professional investment management firm providing advisory services to individuals since its founding in 1997. SAGE is majority owned by Standard Asset Group, Inc., the Fund's Sub-Adviser. As of December 31, 1998, Standard Asset Group, Inc. and its affiliates had approximately $300 million in assets under management. For its advisory services to the Fund, SAGE is entitled to receive .55% as a percentage of average daily net assets of the Fund. The Adviser has contractually agreed to waive its entire advisory fee for any calendar year which follows a calendar year in which the Fund's net asset value per share goes down, adjusted for dividends and distributions paid to shareholders that year. The Adviser has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Fund so that total operating expenses do not exceed
 .90% of the Fund's average daily net assets. For the fiscal year ended October 31, 1998, SAGE waived the entire amount of its advisory fees for the Fund.





Standard Asset Group, Inc. is the majority owner of the Adviser and manages the Fund on a day-to-day basis. Standard Asset Group, Inc. is a professional investment management firm providing advisory services to institutional investors since its founding in 1987. Standard Asset Group, Inc. selects, buys and sells securities for the Fund under the supervision of the Adviser and the Board of Trustees.


The Adviser may use its affiliates as brokers for Fund transactions.


PORTFOLIO MANAGER


Gordon J. Rollert has served as President of Standard Asset Group, Inc. since 1987. He has managed the SAGE Corporate Bond Fund since its inception in 1997. He has more than 34 years of investment experience. Prior to founding Standard Asset Group, Inc., Mr. Rollert served as a portfolio manager with Eaton Vance and as a portfolio manager and executive officer of the following investment advisory firms: Alliance Capital, Rollert and Sullivan, Trust Management Bank, The Nova Fund and SAGE Advisory Services, LLC.

PURCHASING AND SELLING FUND SHARES


This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund.


The shares are for individual and institutional investors.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-    Mail
-    Wire, or
-    Automated Clearing House (ACH).




To purchase shares directly from us, please call 1-800-808-4921, or complete and send in the enclosed application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "SAGE Corporate Bond Fund." The Fund cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve are closed.


The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order.


The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.


HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $10,000 in the Fund for a regular account. To open an IRA account, you must invest at least $2,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $500.


A Fund may accept investments of smaller amounts at its discretion.




HOW TO SELL YOUR FUND SHARES


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-808-4921.


The sale price of each share will be the next NAV determined after the Fund receives your request.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $10,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund distributes its income on the first Business Day of each quarter and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES


PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-888-227-0595.


FINANCIAL HIGHLIGHTS


For a Share Outstanding Throughout The Period Ended October 31,




SAGE CORPORATE BOND FUND
1998 (1)


NET ASSET VALUE      NET               REALIZED AND         DISTRIBUTIONS     DISTRIBUTIONS      NET ASSET VALUE
BEGINNING OF         INVESTMENT        UNREALIZED GAINS     FROM NET          FROM CAPITAL       END OF PERIOD
PERIOD               INCOME            OR (LOSSES) ON       INVESTMENT        GAINS
                                       SECURITIES           INCOME
$10.00               0.40              (0.02)               (0.36)            ---                $10.02


TOTAL RETURN         NET ASSETS        RATIO OF             RATIO OF NET      RATIO OF           RATIO OF NET        PORTFOLIO
                     END OF PERIOD     EXPENSES TO          INVESTMENT        EXPENSES TO        INVESTMENT          TURNOVER
                     (000)             AVERAGE NET          INCOME TO         AVERAGE NET        INCOME TO           RATE
                                       ASSETS               AVERAGE NET       ASSETS             AVERAGE NET
                                                            ASSETS            (EXCLUDING         ASSETS
                                                                              WAIVERS AND        (EXCLUDING
                                                                              REIMBURSEMENTS)    WAIVERS AND
                                                                                                 REIMBURSEMENTS)
3.87%                $7,020            0.90%*               5.00%*            4.06%*             1.84%*              48.99%


*  Annualized
(1) The Sage Corporate Bond Fund commenced operations on December 15, 1997.

                           THE ADVISORS' INNER CIRCLE FUND
                               SAGE CORPORATE BOND FUND

INVESTMENT ADVISER

SAGE Global Funds, LLC
55 William Street
Wellesley, Massachusetts 02481

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated March 1, 1999, includes detailed information about the SAGE Corporate Bond Fund and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:


BY TELEPHONE: Call 1-888-227-0595


BY MAIL: Write to us
SAGE Corporate Bond Fund
c/o The Advisors' Inner Circle Fund
P.O. Box 419009
Kansas City, Missouri 64141-6009

BY INTERNET:  www.sage - globalfunds.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, and DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                                     TRUST:
                        THE ADVISORS' INNER CIRCLE FUND

Fund:

  Sage Corporate Bond Fund

Investment Adviser:

  Sage Global Funds, LLC

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the SAGE Corporate Bond Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund and should be read in conjunction with the Fund's Prospectus dated March 1, 1999. The Prospectus for the Fund may be obtained by calling 1-888-227-0595.

                               TABLE OF CONTENTS


The Trust.................................................................   S-2
Investment Objective and Policies.........................................   S-2
Description of Permitted Investments......................................   S-3
Investment Limitations....................................................   S-9
The Adviser...............................................................  S-10
The Sub-Adviser...........................................................  S-11
The Administrator.........................................................  S-12
The Distributor...........................................................  S-13
The Transfer Agent........................................................  S-13
The Custodian.............................................................  S-13
Independent Public Accountants............................................  S-13
Legal Counsel.............................................................  S-13
Trustees and Officers of the Trust........................................  S-13
Performance Information...................................................  S-16
Computation of Yield......................................................  S-16
Calculation of Total Return...............................................  S-17
Purchasing Shares.........................................................  S-17
Redeeming Shares..........................................................  S-17
Determination of Net Asset Value..........................................  S-17
Taxes.....................................................................  S-18
Fund Transactions.........................................................  S-20
Trading Practices and Brokerage...........................................  S-20
Description of Shares.....................................................  S-22
Shareholder Liability.....................................................  S-22
Limitation of Trustees' Liability.........................................  S-22
5% and 25% Shareholders...................................................  S-22
Experts...................................................................  S-23
Financial Statements......................................................  S-23


March 1, 1999


SAG-F-002-02

                                   THE TRUST

    This Statement of Additional Information relates only to the SAGE Corporate Bond Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

    The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The Fund's expense ratios are disclosed under "Fund Fees and Expenses" in the Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES


    The Fund seeks a high level of current income consistent with preservation of capital by investing in a portfolio of investment grade corporate bonds that, in the Adviser's or Sub-Adviser's opinion, will maintain an already established credit rating or will benefit from an improvement in the issuer's credit rating. This investment objective is fundamental and cannot be changed without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective.



    Under normal conditions the Fund will principally invest at least 80% of its total assets in corporate bonds rated in one of the four highest rating categories ("investment grade") by a nationally recognized statistical rating organization (an "NRSRO") or that the Sub-Adviser determines are of comparable quality.



    Additional securities which are not part of the Fund's principal investment strategy in which the Fund may invest consist of: (i) U.S. Government securities; (ii) mortgage-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits; (iii) floating or variable rate securities; (iv) U.S. dollar denominated fixed income securities issued by U.S. or foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (v) U.S. dollar denominated obligations of supranational entities; (vi) short term bank obligations; (vii) commercial paper; (viii) asset backed securities; (ix) loan participations; (x) preferred stock that is rated investment grade quality by an NRSRO or determined to be of comparable quality by the Sub-Adviser; and
(xi) repurchase agreements. The Fund may invest in foreign securities in the form of depositary receipts. The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33 1/3% of the Fund's total assets at the time the Fund enters into the agreements, and may purchase securities on a when-issued basis.


    The Sub-Adviser seeks to identify investment grade corporate bonds where a credit rating improvement is likely. The Sub-Adviser's research is company specific and similar in nature to the traditional fundamental research used to make common stock selections. Companies chosen as rating upgrade candidates are placed on the Sub-Adviser's "upgrade list" and purchases are made when intermediate maturity issues become available at an advantageous price. Individual decisions are made on a "buy to hold" basis. A credit downgrade will trigger a sell decision automatically. Securities rated in the lowest category of investment grade securities have speculative characteristics.

    Normally, the Fund will maintain a dollar-weighted average portfolio maturity of between four and six years. There are no restrictions on the maturity of any single instrument. For temporary defensive purposes when the Sub-Adviser determines that market conditions warrant, the Fund may also invest up to 100% of its assets in money market securities or hold cash.

    The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence.

                      DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRs")

    ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

    Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

    Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

THE EURO


    On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro. The countries initially converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total

European market is now reflected in Euros, and participating governments now issue their bonds in Euros. Monetary policy for participating countries is now uniformly managed by a new central bank, the European Central Bank (ECB).



    Although it is not possible to predict the impact of the Euro conversion on the Fund, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Adviser may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.


INVESTMENT COMPANY SECURITIES


    The Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the Fund may invest directly. Investing in shares of other investment companies is not a principal investment strategy of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


MORTGAGE-BACKED SECURITIES

    Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

       GOVERNMENT PASS-THROUGH SECURITIES

           These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

           Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

       PRIVATE PASS-THROUGH SECURITIES

           Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

       CMOS

           CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

       REMICs

           REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

           Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

       ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

           ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

       STRIPPED MORTGAGE-BACKED SECURITIES

           Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

           The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

       ESTIMATED AVERAGE LIFE

           Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

REPURCHASE AGREEMENTS

    Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by the Fund, the appropriate custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are agreements by which the Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by the Fund under the 1940 Act.

SECURITIES OF FOREIGN GOVERNMENTS

    The Fund may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by other foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations or foreign branches of U.S. banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

SUPRANATIONAL AGENCY OBLIGATIONS

    Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

    U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. GOVERNMENT SECURITIES

    U.S. Government securities consist of bills, notes and bonds issued by the U.S. Treasury, separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), and obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE SECURITIES

    Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES

    The Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, the Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

 2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

 3. Acquire more than 10% of the voting securities of any one issuer.

 4. Invest in companies for the purpose of exercising control.

 5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

 6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

 7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

 10. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

NON-FUNDAMENTAL POLICIES

    The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

 1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

 2. The Fund will limit borrowings to no more than 5% of its total assets (fully collateralized reverse repurchase agreements are not considered borrowings for purposes of the foregoing limitation).

 3. The Fund will refrain from investing in the following derivative instruments: options, futures, swaps, structured notes or residuals.

    Except with respect to the Fund's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                                  THE ADVISER

    SAGE Global Funds LLC (the "Adviser" or "SAGE") and the Trust have entered into an advisory agreement dated October 31, 1997 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

    The Adviser is a professional investment management firm organized as a Massachusetts limited liability company that was founded in July, 1997. SAGE is majority-owned by Standard Asset Group, Inc., the Fund's sub-adviser. The Adviser's principal business address is 55 William Street, Wellesley, Massachusetts 02481.

    The Adviser has not previously served as an investment adviser to a registered investment company, and, as such, does not have extensive experience advising a highly regulated entity such as an investment company. This may present additional risks for the Fund.

    For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fees in order to limit total operating expenses of the Fund to not more than .90% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver at any time. Additionally, the Adviser has contractually agreed to waive its entire advisory fee for any calendar year which follows a calendar year in which the Fund's net asset value per share declines, adjusted for dividends and distributions paid during such year. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fund paid advisory fees of $0, the Adviser waived fees of $27,804 and the Adviser reimbursed the Fund $104,780.


                                THE SUB-ADVISER


    Standard Asset Group, Inc. (the "Sub-Adviser") serves as investment sub-adviser to the Fund pursuant to a sub-advisory agreement by and between Standard Asset Group, Inc. and the Adviser (the "Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, Standard Asset Group, Inc. is entitled to receive a sub-advisory fee, which is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the Fund. The Sub-Adviser has voluntarily agreed to waive its sub-advisory fees in the same proportion as the Adviser waives its advisory fees from the Fund. In addition, the Sub-Adviser will not be entitled to receive sub-advisory fees during any calendar year in which the Adviser is not entitled to receive any advisory fees.



    The Sub-Adviser is a professional investment management firm organized as Massachusetts corporation that was founded in 1987. Gordon J. Rollert controls a majority of the Sub-Adviser's outstanding voting stock. As of December 31, 1998, the Sub-Adviser and its affiliates had approximately $300 million of assets under management. The Sub-Adviser currently serves as the investment adviser or sub-adviser to institutional clients including SAGE Advisory Services, LLC, which, in turn, provides advisory services to individuals. The Sub-Adviser's principal business address is 55 William Street, Wellesley, Massachusetts 02481.

    The Sub-Adviser has been retained under the Sub-Advisory Agreement to act as the investment sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Fund, selects investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Trustees of the Trust and the Adviser.

    Gordon J. Rollert has had primary responsibility for managing the Fund since it commenced operations. Mr. Rollert has served as President of the Sub-Adviser since 1987. He has managed institutional portfolios since 1965, initially as a portfolio manager with Eaton Vance and later as a portfolio manager and executive officer of the following investment advisory firms: Alliance Capital, Rollert & Sullivan, Trust Management Bank, the Nova Fund and SAGE Advisory Services LLC. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society and the New York Society of Security Analysts. He holds a BA in Economics and History from DePauw University and a MBA from the University of Michigan. He is a trustee of DePauw University, chairing the Finance and Investment Committees.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, SAGE paid the Sub-Adviser sub-advisory fees of $0, the Sub-Adviser waived fees of $5,662 and reimbursed the Fund $21,337.


                               THE ADMINISTRATOR

    SEI Investments Mutual Funds Services (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.


    For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.15% on the first $100 million of the Fund's average daily net assets; 0.125% on the next $100 million of average daily net assets; and 0.10% on the average daily net assets over $200 million. However, the Fund pays a minimum annual administration fee of $75,000, which would be increased by $15,000 per additional class. Due to the minimum annual administration fee, the administration fee that the Fund pays will decline according to the administration fee schedule described above only after the Fund's net asset level reaches $50 million. For the fiscal year ended October 31, 1998, the Administrator received a fee equal to 1.29% of the Fund's average daily net assets.


    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to the Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

    The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fund paid administration fees of $65,343.


                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

    The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

    No compensation is paid to the Distributor for distribution services for the shares of the Fund.

                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Fund's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Fund.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Fund.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI

Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991 - December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991 - December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.


    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.


    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Fund.


    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal period beginning November 1, 1997 and ended October 31, 1998.


                                       AGGREGATE
                                     COMPENSATION         PENSION OR                            TOTAL COMPENSATION FROM
                                    FROM REGISTRANT       RETIREMENT           ESTIMATED      REGISTRANT AND FUND COMPLEX*
                                    FOR THE FISCAL     BENEFITS ACCRUED         ANNUAL          PAID TO TRUSTEES FOR THE
                                     PERIOD ENDED         AS PART OF         BENEFITS UPON    FISCAL PERIOD ENDED OCTOBER
NAME OF PERSON, POSITION           OCTOBER 31, 1998     TRUST EXPENSES        RETIREMENT                31, 1998
---------------------------------  -----------------  -------------------  -----------------  ----------------------------

John T. Cooney, Trustee..........      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                              board
**Frank E. Morris, Trustee.......      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                              board
Robert Patterson, Trustee........      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
Eugene B. Peters, Trustee........      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
James M. Storey, Esq., Trustee...      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
William M. Doran, Esq.,
  Trustee........................      $       0                 N/A                 N/A      $0 for service on 1 board
Robert A. Nesher, Chairman of
  the Board......................      $       0                 N/A                 N/A      $0 for service on 1 board


------------------------------


 * For purposes of this table, the Fund is the only investment company in the "Fund Complex."



** Retired December 31, 1998


                            PERFORMANCE INFORMATION

    From time to time, the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns.

PERFORMANCE COMPARISONS

    The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                              COMPUTATION OF YIELD

    The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

        Yield = 2[((a-b)/cd + 1) TO THE POWER OF (6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    For the 30-day period ended October 31, 1998, the Fund's yield was 4.79%.


                          CALCULATION OF TOTAL RETURN

    The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

        P(1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.


    For the period from December 15, 1997 (commencement of operations) through October 31, 1998, the Fund's total return was 3.87% (4.43% annualized).


                               PURCHASING SHARES

    Purchases and redemptions may be made through the Distributor on a day on which the Federal Reserve Banks are open for business, except Good Friday. Shares of the Fund are offered on a continuous basis. Currently, the holidays observed by the Federal Reserve Banks are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

                                REDEEMING SHARES

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Federal Reserve Banks, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

    Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Fund will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, it is not expected that any Fund distribution will qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Fund in the year in which the dividends were declared.

    The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF FUND SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify the Fund that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Fund shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Fund.

                               FUND TRANSACTIONS

    The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser and Sub-Adviser are responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each of the Adviser and Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

    The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fund paid $0 to SEI Investments.


    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fund paid the following brokerage commissions:


  TOTAL $ AMOUNT OF      TOTAL $ AMOUNT OF BROKERAGE       % OF TOTAL BROKERAGE            % OF TOTAL BROKERAGE
BROKERAGE COMMISSIONS        COMMISSIONS PAID TO          COMMISSIONS PAID TO THE      TRANSACTIONS EFFECTED THROUGH
         PAID                AFFILIATED BROKERS             AFFILIATED BROKERS              AFFILIATED BROKERS
----------------------  -----------------------------  -----------------------------  -------------------------------
$11,960                           $       0                              0%                              0%


    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Fund has acquired during its most recent fiscal year). For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the Fund held $101,000 of debt securities issued by Lehman Brothers and $205,000 of debt securities issues by Salomon Brothers.



    For the fiscal period beginning November 1, 1997 and ended October 31, 1998, the portfolio turnover rate for the Fund was 48.99%.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS

    As of February 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the Fund's shares. Persons who owned of record or beneficially more than 25% of the Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act.


           SHAREHOLDER              NUMBER OF SHARES        %
----------------------------------  -----------------  -----------
Pakachoag Church                           214,388         30.12%
203 Pakachoag St.
Auburn, MA 01501-2567

Gambill Trading Ltd                         42,173          5.93%
Attn: Frederick Oritz
132 Minorca Ave.
Coral Gables, FL 33134-4510

Christina R. DuBois                        318,246         44.72%
c/o Mellon Asset Management
Acct 708443007
1 Boston Pl, 024 002D
Boston, MA 02108-4407


    The Trust believes that most of the shares referred to above were held for the record owner's fiduciary, agency or custodial customers.

                                    EXPERTS

    The financial statements of the Trust have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

    The financial statements for the fiscal period beginning November 1, 1997 and ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1998 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                           CRA REALTY SHARES PORTFOLIO

                     Class A Shares and Institutional Shares


                                   PROSPECTUS
                                  MARCH 1, 1999


                         THE ADVISORS' INNER CIRCLE FUND


                               INVESTMENT ADVISER:
                        CRA REAL ESTATE SECURITIES, L.P.




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY PORTFOLIO SHARES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS


The CRA Realty Shares Portfolio (Portfolio) is a separate series of The Advisors' Inner Circle Fund, a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and Institutional Shares of the CRA Realty Shares Portfolio that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE PORTFOLIO. FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIO, PLEASE SEE:


                                                                   PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS,
         PERFORMANCE INFORMATION AND EXPENSES                        1
     MORE INFORMATION ABOUT RISK                                     4
     THE PORTFOLIO'S OTHER INVESTMENTS                               5
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGER                    5
     PURCHASING AND SELLING PORTFOLIO SHARES                         6
     DIVIDENDS, DISTRIBUTIONS AND TAXES                              9
     FINANCIAL HIGHLIGHTS                                           10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         CRA REALTY SHARES PORTFOLIO                                11

CRA REALTY SHARES PORTFOLIO

PORTFOLIO SUMMARY


Investment Goal                     Total return through investment in real
                                    estate securities

Investment Focus                    Equity securities of real estate companies

Share Price Volatility              Medium

Principal Investment Strategy       Investing in dividend paying equity
                                    securities of real estate companies

Investor Profile                    Investors who seek income and long-term
                                    capital appreciation through exposure to
                                    the real estate industry and who can accept
                                    the greater risk of volatility inherent in
                                    a narrowly focused fund


INVESTMENT STRATEGY OF THE CRA REALTY SHARES PORTFOLIO


The Portfolio invests primarily (at least 65% of its assets) in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies that generally provide income and also have the potential for long-term capital appreciation. The Adviser uses systematic, top-down research to evaluate property market conditions and trends to judge which market sectors offer potentially attractive returns. The Adviser uses proprietary analytical techniques to identify the securities which it believes will provide above-average cash flow yield and growth. Companies are evaluated for purchase and sale using several different qualitative and quantitative factors such as valuation, capital structure, and management and strategy. The Adviser will sell a security when it no longer meets these criteria.


The Portfolio's investment approach, with its emphasis on investments in companies primarily engaged in the real estate industry, is expected to produce a total return that is closely tied to the performance of the market for publicly traded real estate companies, including REITs, which is a narrow segment of the overall U.S. stock market.

PRINCIPAL RISKS OF INVESTING IN THE CRA REALTY SHARES PORTFOLIO


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. The equity markets move in cycles, and the value of the Portfolio's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.


The Portfolio is subject to the risk that the securities of issuers in the real estate industry that the Portfolio purchases will underperform the market as a whole. To the extent that the Portfolio's investments are concentrated in issuers conducting business in the real estate industry, the

Portfolio is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.




The Portfolio is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Portfolio may be more susceptible than a diversified fund to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


The Portfolio is also subject to the risk that its market segment, dividend-paying stocks of real estate companies, may underperform other equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. As of December 31, 1998, Class A Shares were not available to investors.


This bar chart shows changes in the performance of the Portfolio's Institutional Shares from year to year.*


                                 1997         25.32%
                                 1998        (17.75%)
                          BEST QUARTER     WORST QUARTER
                          13.47%             (12.77%)
                          (9/30/97)          (9/30/98)


*  The performance information shown above is based on a calendar year.


THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX AND THE WILSHIRE REAL ESTATE SECURITIES INDEX.


                                                                SINCE
INSTITUTIONAL SHARES                         1 YEAR           INCEPTION
---------------------------------------------------------------------------
CRA Realty Shares Portfolio                 (17.75%)         1.52%*
S&P 500 Index                                28.68%          31.01%*
Wilshire Real Estate Securities Index       (17.43%)         (0.54%)*


*   Since 1/1/97

WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Wilshire Real Estate Securities Index is a market capitalization weighted index of publicly traded real estate securities, such as real estate investment trusts (REITs), real estate operating companies (REOCs) and partnerships. The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.


PORTFOLIO FEES AND EXPENSES


THIS TABLE DESCRIBES THE FEES THAT YOU MAY PAY IF YOU BUY AND HOLD PORTFOLIO SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                           CLASS A      INSTITUTIONAL
                                                                                            SHARES          SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       4.25%            None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                    None            None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS          None            None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)**                         None           0.75%

EXCHANGE FEE                                                                                 None            None

MAXIMUM ACCOUNT FEE                                                                          None            None
----------------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
** This redemption fee is imposed if you sell Institutional Shares within six months of your purchase. See "Selling Portfolio Shares."


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*


                                               CLASS A      INSTITUTIONAL
                                               SHARES           SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                         .70%           .70%
Distribution and Service (12b-1) Fees            .25%           None
Other Expenses                                   .47%           .47%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       1.42%          1.17%


* THE PORTFOLIO'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE PORTFOLIO'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

   CRA REALTY SHARES PORTFOLIO - CLASS A SHARES               1.25%
   CRA REALTY SHARES PORTFOLIO - INSTITUTIONAL SHARES         1.00%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF PORTFOLIO SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Portfolio operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


                           1 YEAR    3 YEARS     5 YEARS     10 YEARS
                           ------    -------     -------     --------
Class A Shares              $ 145     $ 449       $ 770       $1,702
Institutional Shares        $ 121     $ 378       $ 654       $1,443

MORE INFORMATION ABOUT RISK




The Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Portfolio has an investment goal and strategies for reaching that goal. The investment managers invest Portfolio assets in a way that they believe will help the Portfolio achieve its goal. Still, investing in the Portfolio involves risk and there is no guarantee that the Portfolio will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Portfolio, just as you could with other investments.


The value of your investment in the Portfolio is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which they trade. The effect on the Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.


EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.




REAL ESTATE INVESTING - The Portfolio will invest in the securities of REITs and companies principally engaged in the real estate industry. These investments may subject the Portfolio to the risks associated with the direct ownership of real estate. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of credit extended. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Portfolio's investments in REITs. Shareholders in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, they bear not only their proportionate share of the expenses of the Portfolio but also, indirectly, the management expenses of underlying REITs.




YEAR 2000 RISK - The Portfolio depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Portfolio has asked its service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Portfolio. While it is likely that such assurances will be obtained, the Portfolio and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolio does business.


THE PORTFOLIO'S OTHER INVESTMENTS


This prospectus describes the Portfolio's primary strategies, and the Portfolio will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Portfolio will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in cash and money market instruments that would not ordinarily be consistent with the Portfolio's objectives. The Portfolio will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.


INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Portfolio and continuously reviews, supervises and administers its Portfolio's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


CRA Real Estate Securities, L.P. (CRA), serves as the Adviser to the CRA Realty Shares Portfolio. CRA is a registered investment adviser and through its predecessors has been managing investments in real estate securities on behalf of institutional investors since 1984. As of December 31, 1998, the Adviser had approximately $1.4 billion in assets under management. For its services, the Adviser is entitled to an annual fee of .70% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its fees and reimburse certain expenses of the Portfolio so that total operating expenses do not exceed 1.00% (not including distribution and service fees) of the Fund's average daily net assets. For the fiscal year ended October 31, 1998, CRA received advisory fees as a percentage of average daily net assets (after waivers) of:


        CRA REALTY SHARES PORTFOLIO                   .53%


The Adviser may use its affiliates as brokers for Portfolio transactions.

PORTFOLIO MANAGERS


Kenneth D. Campbell has served as Chairman, Co-Chief Investment Officer and Co-Portfolio Manager of CRA Real Estate Securities, L.P. or its predecessors since 1969. He has co-managed the CRA Realty Shares Portfolio since its inception. He has more than 30 years of investment experience. Prior to joining the Adviser, Mr. Campbell had managed real estate securities portfolios since 1980 for a select number of institutional and individual accounts.


T. Ritson Ferguson, CFA has served as President, Co-Chief Investment Officer and Co-Portfolio Manager of CRA Real Estate Securities, L.P. since 1992. He has co-managed the CRA Realty Shares Portfolio since its inception. He has more than 13 years of investment experience. Prior to joining the Adviser, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisers and Trammell Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.

PURCHASING AND SELLING PORTFOLIO SHARES


This section tells you how to buy and sell (sometimes called "redeem") Class A Shares and Institutional Shares of the Portfolio.


Class A Shares and Institutional Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


     CLASS A SHARES
          -    Front-end sales charge
          -    12b-1 fees
          -    $5,000 minimum initial investment

     INSTITUTIONAL SHARES
          -    No sales charge
          -    No 12b-1 fees or shareholder fees
          -    $100,000 minimum initial investment


For some investors the minimum initial investment for Class A Shares and Institutional Shares may be lower.


Class A Shares are for individual and institutional investors.


Institutional Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-808-4921.


HOW TO PURCHASE PORTFOLIO SHARES

You may purchase shares by:
-    Mail
-    Telephone, or
-    Wire




To purchase shares directly from us, please call 1-800-808-4921. You must complete and send in the application which is available by calling 1-888-712-1103. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "CRA Realty Shares Portfolio." The Portfolio cannot accept third-party checks, credit cards, credit card checks or cash.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding the Portfolio to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


The Portfolio may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Portfolio receives your purchase order, plus, in the case of Class A Shares, the applicable front-end sales charge.


The Portfolio calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Portfolio must receive your purchase order before 4:00 p.m. Eastern time.




HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.


In calculating NAV, the Portfolio generally values its investment portfolio at market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least:


CLASS                                                   DOLLAR AMOUNT
Class A Shares                                          $5,000
Institutional Shares                                    $100,000


There is no minimum for your subsequent investments in the Portfolio.


The Portfolio may accept investments of smaller amounts for either class of shares at our discretion.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares from either class automatically through regular deductions from your account in amounts of at least $50 per month.


SALES CHARGES


FRONT-END SALES CHARGES - CLASS A SHARES


The offering price of Class A Shares is the NAV next calculated after the Portfolio receives your request, plus the front-end sales load.


The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                            YOUR SALES CHARGE AS A    YOUR SALES CHARGE AS A
                            PERCENTAGE OF OFFERING    PERCENTAGE OF YOUR NET
IF YOUR INVESTMENT IS:      PRICE                     INVESTMENT
-------------------------------------------------------------------------------
Less than $50,000           4.75%                     4.99%
$50,000  to  $99,999        4.00%                     4.17%
$100,000 to $249,999        3.50%                     3.63%
$250,000 to $499,999        2.75%                     2.83%
$500,000 to $999,999        2.00%                     2.04%
$1,000,000 and over         0.00%                     0.00%


WAIVER OF FRONT-END SALES CHARGE -CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:
-    by reinvestment of dividends and distributions;
- by employees, and members of their immediate family, of CRA Real Estate Securities, L.P. and its affiliates;
-    by Trustees and officers of The Advisors' Inner Circle Fund; or
- through dealers, retirement plans, asset allocation programs and financial institutions that have entered into an agreement with the Portfolio's administrator or its affiliates.

REDUCED SALES CHARGES -CLASS A SHARES


RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time.


LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.


You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 4.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


GENERAL INFORMATION ABOUT SALES CHARGES


Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.


From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Portfolio.




HOW TO SELL YOUR PORTFOLIO SHARES


Holders of Institutional Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-808-4921.


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


If you own your shares directly, you may sell your shares on any Business Day by contacting the Portfolio directly by mail or telephone at 1-800-808-4921.


If you would like your sale proceeds sent to a third party or an address other than your own, please notify the Portfolio in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


The sale price of each share will be the next NAV determined after the Portfolio receives your request.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $25,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from the Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTION FEE (INSTITUTIONAL SHARES)


The Portfolio charges a redemption fee of 0.75% on redemptions of Institutional Shares that have been held less than six months. The fee will be deducted from your sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Portfolio.


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below the required minimum because of redemptions, the Portfolio may redeem your shares. The account balance minimums are:


CLASS                                                   DOLLAR AMOUNT
Class A Shares                                          $5,000
Institutional Shares                                    $100,000


But, the Portfolio will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


TELEPHONE TRANSACTIONS


Purchasing and selling Portfolio shares over the telephone is extremely convenient, but not without risk. Although the Portfolio has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Portfolio is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Portfolio over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES


The Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to Class A shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Distribution fees, as a percentage of average daily net assets, are 0.25% for Class A Shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Portfolio distributes its income in the form of quarterly dividends and makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.


The Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolio may be taxable whether or not you reinvest them. EACH SALE OF PORTFOLIO SHARES IS A TAXABLE EVENT.


IMPORTANT NOTE ON TAX REPORTING FOR THE PORTFOLIO

- A large portion of the dividends paid by REITs may represent a "return of capital." Consequently, a portion of the Portfolio's distributions may also represent a return of capital. Return of capital distributions are not taxable to you, but you must deduct them from the cost basis of your investment in the Portfolio. Returns of capital are listed as "nontaxable distributions" on Form 1099-DIV.

- REITs typically do not indicate what portion of their dividends represent return of capital in time for the Portfolio to meet its January 31 deadline for sending 1099-DIV forms to investors. To ensure that you receive accurate and complete tax information, we will send your 1099-DIV for the Portfolio in February (subject to IRS approval).


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Institutional Shares of the Portfolio. This information is intended to help you understand the Portfolio's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming you reinvested all of your dividends and distributions. As of October 31, 1998, Class A Shares were not available to investors. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Portfolio's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-888-712-1103.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period ended October 31,


                                NET ASSET   NET          REALIZED       DISTRIBUTIONS   DISTRIBUTIONS   NET ASSET       TOTAL
                                VALUE       INVESTMENT   AND            FROM NET        FROM            VALUE END       RETURN
                                BEGINNING   INCOME       UNREALIZED     INVESTMENT      CAPITAL GAINS   OF PERIOD
                                OF PERIOD                GAINS          INCOME                          (000)
                                                         (LOSSES) ON
                                                         SECURITIES



CRA REALTY SHARES PORTFOLIO
1998                            $11.49       0.35          (1.85)         (0.40)        (0.49)          $ 9.10          (14.16)%
1997 (2)                        $10.00       0.26          1.53           (0.30)          --            $11.49          18.17%


                            NET ASSETS      RATIO OF      RATIO OF      RATIO OF          RATIO OF       PORTFOLIO
                            END OF          EXPENSES      NET           EXPENSES          NET            TURNOVER
                            PERIOD          TO AVERAGE    INVESTMENT    TO AVERAGE        INVESTMENT     RATE
                            (000)           NET ASSETS    INCOME TO     NET ASSETS        INCOME TO
                                                          AVERAGE       (EXCLUDING        AVERAGE
                                                          NET ASSETS    WAIVERS)          NET ASSETS
                                                                                          (EXCLUDING
                                                                                          WAIVERS)


CRA REALTY SHARES PORTFOLIO
1998                        $55,617         1.00%         3.29%          1.17%               3.12%         73.54%
1997(1)(2)                  $34,797         1.00%*        2.91%*         1.63%*              2.28%*        102.74%


 *   Annualized

(1)  Total return is for the period indicated and has not been annualized.
(2)  The CRA Realty Shares Portfolio commenced operations on January 1, 1997.

                           THE ADVISORS' INNER CIRCLE FUND
                               CRA REALTY SHARES PORTFOLIO


INVESTMENT ADVISER
CRA Real Estate Securities, L.P.
259 North Radnor-Chester Road
Suite 205
Radnor, Pennsylvania  19087


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about the Portfolio is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated March 1, 1999, includes detailed information about The Advisors' Inner Circle Fund and CRA Realty Shares Portfolio. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Portfolio.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call  1-888-712-1103


BY MAIL: Write to us
CRA Realty Shares Portfolio
c/o The Advisors' Inner Circle Fund
P.O. Box 419009

Kansas City, Missouri 64141-6009


BY E-MAIL: www.crainvest.com


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Advisors' Inner Circle Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-6400.

                                     FUND:
                        THE ADVISORS' INNER CIRCLE FUND

Portfolio:

  CRA Realty Shares Portfolio

Investment Adviser:

  CRA Real Estate Securities, L.P.

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the CRA Realty Shares Portfolio (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio and should be read in conjunction with the Portfolio's Prospectus dated March 1, 1999. The Prospectus for the Portfolio may be obtained by calling 1-888-712-1103.

                               TABLE OF CONTENTS


The Fund..................................................................   S-2
Investment Objective and Policies.........................................   S-2
General Investment Policies...............................................   S-3
Description of Permitted Investments......................................   S-4
Investment Limitations....................................................  S-12
The Adviser...............................................................  S-13
The Administrator.........................................................  S-14
The Distributor...........................................................  S-15
The Transfer Agent........................................................  S-16
The Custodian.............................................................  S-16
Independent Public Accountants............................................  S-16
Legal Counsel.............................................................  S-16
Trustees and Officers of The Fund.........................................  S-16
Performance Information...................................................  S-19
Computation of Yield......................................................  S-19
Calculation of Total Return...............................................  S-19
Purchasing Shares.........................................................  S-20
Redeeming of Shares.......................................................  S-20
Determination of Net Asset Value..........................................  S-20
Taxes.....................................................................  S-21
Portfolio Transactions....................................................  S-23
Trading Practices and Brokerage...........................................  S-23
Description of Shares.....................................................  S-25
Shareholder Liability.....................................................  S-26
Limitation of Trustees' Liability.........................................  S-26
5% and 25% Shareholders...................................................  S-26
Experts...................................................................  S-27
Financial Statements......................................................  S-27
Appendix..................................................................   A-1


March 1, 1999


CRA-F-002-03

                                    THE FUND

    This Statement of Additional Information relates only to the CRA Realty Shares Portfolio (the "Portfolio"). The Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end investment management company that offers shares of diversified and non-diversified portfolios, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolio.

    The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. The Portfolio's expense ratios are disclosed under "Portfolio Fees and Expenses" in the Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES


    The investment objective of the Portfolio is total return through investment in real estate securities. This investment objective is fundamental and cannot be changed without the consent of shareholders. The Portfolio seeks to achieve its investment through a combination of above-average income and long-term growth of capital by investing primarily in income-producing common stocks of companies principally engaged in the U.S. real estate industry, including Real Estate Investment Trusts ("REITs"). The Portfolio seeks to invest in equity securities of real estate companies that provide a dividend yield that generally exceeds the composite dividend yield of securities comprising the S&P 500 Index. There is no assurance that the Portfolio will achieve its investment objective.


    The Portfolio invests primarily in income producing equity securities of publicly traded companies principally engaged in the real estate industry ("real estate companies"). Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of real estate companies. Such equity securities are common stocks (including shares or units of beneficial interest of REITs), rights or warrants to purchase common stocks and preferred stock. For purposes of the Portfolio's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies principally engaged in the real estate industry include REITs, master limited partnerships ("MLPs"), and real estate owners, real estate managers, real estate brokers and real estate dealers.

    REAL ESTATE INVESTMENT TRUSTS--It is expected that the majority of the Portfolio's total assets will be invested in securities issued by REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed at the federal level on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs or Mortgage REITs. Equity REITs invest the majority of their assets directly in ownership of real property and derive their income primarily from rental income. Equity REITs are further categorized according to the types of real estate properties they own, E.G., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the credit they have extended. The Portfolio will invest primarily in Equity REITs. Shareholders in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, they will bear not only their proportionate share of the expenses of the Portfolio but also, indirectly, the management expenses of underlying REITs.


    In addition to its principal investments, the Portfolio may invest any remaining assets in debt securities issued or guaranteed by real estate companies or secured by real estate assets and rated, at time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") or determined by the Adviser to be of comparable quality at the time of purchase. Investment grade securities are securities that are rated in one of the four highest rating categories by an NRSRO. Securities rated in the lowest category of investment grade securities have speculative characteristics. The Portfolio may also invest in debt securities rated below investment grade (commonly known as "junk bonds") although the Portfolio will not purchase such bonds if such investment would cause more than 5% of its net assets to be so invested. Although there is no lower limit to the rating assigned to a given security, in the event that a security held by the Portfolio is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security.


    The Portfolio anticipates that its annual portfolio turnover rate will not exceed 100%, but the turnover rate will not be a limiting factor when the Adviser deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. A high portfolio turnover rate may result in higher brokerage commissions and higher levels of realized capital gains than if the turnover rate was lower.

                          GENERAL INVESTMENT POLICIES

BORROWING

    The Portfolio's fundamental investment limitations set forth the extent to which the Portfolio may borrow money. However, the Portfolio's investment policy further limits its borrowings as follows: (i) the Portfolio will not borrow money except from banks for temporary or emergency purposes (E.G., to facilitate orderly redemption of its shares while avoiding untimely disposition of portfolio holdings); (ii) the Portfolio will not borrow money in excess of 10% of the value of its total assets (excluding the amount borrowed), at the time of the borrowing or (iii) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and then only in an amount not in excess of 15% of the value of its total assets (excluding the amount borrowed) at the time of such borrowings. The Portfolio will not borrow for the purpose of leveraging its investment portfolio. The Portfolio may not purchase additional securities while its outstanding borrowings exceed 5% of its total assets. The Portfolio's investment policy with respect to borrowing may be changed by vote of the Board of Trustees without a shareholder vote.

MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE INVESTMENTS

    In order to meet liquidity needs, the Portfolio may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year and commercial paper) rated at time of purchase in the top two categories by an NRSRO or determined to be of comparable quality by the Adviser at the time of purchase.

    For temporary defensive purposes when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in the money market instruments described above and other long and short-term debt instruments which are rated at time of purchase in the top two categories by an NRSRO or determined to be of comparable quality by the Adviser at the time of purchase, and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary defensive investments, the Portfolio will not be pursuing its investment objective.

NON-PUBLICLY TRADED SECURITIES AND RESTRICTED SECURITIES; RULE 144A SECURITIES

    The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. The Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is not a readily available secondary market.

    The Portfolio may invest in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Trustees has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Trustees, the daily function of determining and monitoring the liquidity of 144A Securities. 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

SECURITIES LENDING

    The Portfolio may lend up to 33 1/3% of its total assets to qualified investors for the purpose of realizing additional income; however, the Portfolio has no present intention to lend its securities.

OPTIONS AND FUTURES


    The Portfolio may purchase or write options, futures and options on futures for the purpose of managing or hedging portfolio risks, to remain fully invested and to reduce transaction costs. The Portfolio will not enter into futures transactions for speculation or achieving leverage. Risks associated with investing in options and futures may include lack of a liquid secondary market, trading restrictions which may be imposed by an exchange, government regulations which may restrict trading, an imperfect correlation between the prices of securities held by the Portfolio and the price of an option or future.


                      DESCRIPTION OF PERMITTED INVESTMENTS

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONVERTIBLE SECURITIES--Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.

    FUTURE CONTRACTS AND OPTIONS ON FUTURE CONTRACTS--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

    The Portfolio may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

    The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the Portfolio. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolio will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Portfolio will generally be subject to the risks of loss frequently associated with futures transactions. The Portfolio presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Portfolio could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Portfolio of margin deposits in the event of the bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no secondary market, and repurchase agreements with durations over 7 days in length.


    LOWER RATED SECURITIES--The Portfolio may invest in lower rated securities. Lower rated securities (I.E., high yield securities or "junk bonds") are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.. Lower rated securities are defined as securities below the fourth highest rating category by a nationally recognized statistical rating organization ("NRSRO"). Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Portfolio.

    CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES. The descriptions below are intended to supplement the discussion in the Prospectus under "Risk Factors."

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Portfolio's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

    LEGISLATION. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high-yield bonds. These laws could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

    TAXES. The Portfolio may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by the Portfolio and therefore is subject to the distribution requirements of the tax code. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET INSTRUMENTS--Money market securities are high-quality, U.S. dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial papers; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

    NON-DIVERSIFICATION--Investment in the Portfolio, a non-diversified mutual fund, may entail greater risk than would investment in a diversified investment company because the concentration in securities of relatively few issuers could result in greater fluctuation in the total market value of the Portfolio's holdings. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the portfolio securities were diversified among more issuers. The Portfolio intends to comply with the diversification requirements of Subchapter M of the Code. In accordance with these requirements, the Portfolio will not invest more than 5% of its total assets in any one issuer; this limitation applies to 50% of the Portfolio's total assets.

    OPTIONS--The Portfolio may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Portfolio, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Portfolio of writing covered calls is that the Portfolio receive a premium which is additional income. However, if the security rises in value, the Portfolio may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Portfolio, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. The Portfolio may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

    If a call option expires unexercised, the Portfolio will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

    The Portfolio will write call options only on a covered basis, which means that the Portfolio will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolio would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

    REAL ESTATE INVESTMENT TRUSTS--A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

    REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

    REITs in which the Portfolio invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Portfolio invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Portfolio's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

    Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

    In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

    REAL ESTATE SECURITIES--The Portfolio may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

    Because the Portfolio may invest a substantial portion of its assets in REITs, the Portfolio may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Portfolio will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of the Portfolio's investments.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person (E.G., the Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New
York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolio, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--In order to generate additional income, the Portfolio may lend its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, in an amount at least equal to the market value of the loaned securities. Loans are made only to borrowers deemed by the Adviser to be in good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolio may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    WHEN-ISSUED SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Portfolio will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. The Portfolio will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to that Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Portfolio involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. Currently, the Portfolio intends to limit its commitments to purchase when-issued securities to less than 5% of its net assets.

OTHER INVESTMENTS

    The Fund is not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI Investments"). However, the purchase of shares of the Fund by them or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations of any of the advisers to the Fund. Distributions by the Portfolio out of income from taxable securities will generally be taxable to shareholders of such Portfolio as ordinary income.

INVESTMENT COMPANY SHARES

    The Portfolio may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. The Portfolio's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Portfolio expenses. Under applicable regulations, the Portfolio is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Portfolio owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. Additionally, the Portfolio currently intends to limit its investment in shares of other investment companies to less than 5% of its net assets. See also "Investment Limitations."

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Portfolio that cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less. The Portfolio is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for federal income tax to the extent its earnings are distributed to shareholders. See "Taxes" in the Prospectus.

The Portfolio may not:

1. Purchase or sell real estate, except that the Portfolio may purchase securities issued by companies primarily engaged in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities of companies principally engaged in the real estate business.

2. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

3.  Acquire more than 10% of the voting securities of any one issuer.

4.  Invest in companies for the purpose of exercising control.

5. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Portfolio may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Portfolio, and further provided that, to the extent that such borrowings exceed 5% of the Portfolio's total assets, all borrowings shall be repaid before the Portfolio makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Portfolio's total assets at the time the Portfolio makes such temporary borrowing. In addition, investment strategies that either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Portfolio from issuing multiple classes of shares in reliance on SEC rules or orders.

6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

7. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

    The foregoing percentages will apply at the time of the purchase of a security.

    In addition to the foregoing fundamental limitations, it is a fundamental policy of the Portfolio to concentrate in securities issued by companies primarily engaged in the real estate industry.

NON-FUNDAMENTAL POLICIES

    The following investment limitation of the Portfolio is non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval:

1. The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets.

                                  THE ADVISER

    The Fund and CRA Real Estate Securities, L.P. (the "Adviser") have entered into an advisory agreement with respect to the Portfolio (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


    The Adviser is a registered investment adviser and through its predecessors has been managing investments in real estate securities on behalf of institutional investors since 1984. CRA Real Estate Securities, L.P. a wholly owned subsidiary of Nationale--Nederlanden Interfinance, B.V. and its subsidiaries (collectively, "ING"), a member of the ING Group. ING is a multinational, integrated financial services company based in the Netherlands . ING operates in more than 60 countries and has total assets of more than $450 billion. As of December 31, 1998, the Adviser had approximately $1.4 billion in assets under management. The principal business address of the Adviser is Suite 205, 259 North Radnor-Chester Road, Radnor, Pennsylvania 19087.



    The Adviser uses a two part investment approach comprised of securities analysis and portfolio allocation. For securities analysis, the Adviser employs proprietary analytical techniques and databases to identify companies offering, in the Adviser's view, above-average investment value. For portfolio allocation purposes, CRA draws upon the proprietary private real estate market knowledge of its affiliate Clarion Partners, which manages approximately $6 billion of real estate on behalf of its pension clients. The Adviser uses systematic, top-down research to evaluate property market conditions and trends and to make judgements regarding which market sectors offer potentially attractive returns.


    The Adviser serves as the investment adviser for the Portfolio under the Advisory Agreement with the Fund. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Fund.


    For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of the Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fee for the Portfolio and to reimburse expenses of the Portfolio in order to limit total operating expenses to an annual rate of not more than 1.25% of average daily net assets for Class A shares and 1.00% of average daily net assets for Institutional shares. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waivers and reimbursements at any time. For the fiscal year ended October 31, 1998, the Adviser received (after fee waivers) a fee equal to .51% of the Fund's average daily net assets.



    For the fiscal period ended October 31, 1997 and the fiscal year ended October 31, 1998, the Adviser was paid $35,870 and $232,000, respectively, and waived fees of $84,679 and $78,000, respectively, with respect to the Portfolio.


    The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

PORTFOLIO MANAGERS

    Kenneth D. Campbell and T. Ritson Ferguson, CFA have shared primary responsibility for managing the assets of the Portfolio since commencement of operations.

    KENNETH D. CAMPBELL is the Chairman, Co-Chief Investment Officer and Co-Portfolio Manager of the Adviser. Mr. Campbell has been with the Adviser and its predecessors since 1969, and has managed real estate securities portfolios since 1980 for a select number of institutional and individual accounts. An MBA graduate with distinction from New York University and a BA from Capital University, Mr. Campbell founded and published REALTY STOCK REVIEW, an industry advisory service, from 1970 until its sale in 1990. He is the editor and principal author of several book-length investment studies of REITs, including REAL ESTATE INVESTMENT TRUSTS: AMERICA'S NEWEST BILLIONAIRES (1971). He received the REIT Industry Leadership Award from the National Association of Real Estate Investment Trusts (NAREIT) in 1996. He is a member of the New York and Philadelphia Societies of Security Analysts, the Real Estate Analyst's Group and an associate member of NAREIT.

    T. RITSON FERGUSON, CFA is President, Co-Chief Investment Officer and Co-Portfolio Manager of the Adviser. Mr. Ferguson provides oversight of CRA's operations and is a member of the firm's Investment Policy Committee and Investment Committee. Mr. Ferguson has been a portfolio manager with the Adviser and its predecessors since 1992. Before joining CRA, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisors and Trammell Crow Company where he was involved in all facets of the acquisition, development and management of commercial real estate since 1986. Mr. Ferguson also served as a Captain in the U.S. Air Force. He received his MBA with distinction from Wharton (University of Pennsylvania) and holds a B.S. from Duke University (summa cum laude, Phi Beta Kappa). Mr. Ferguson studied at Oxford University as an A.B. Duke Scholar. He is a member of the Financial Analysts of Philadelphia and an associate member of NAREIT. He is a Chartered Financial Analyst (CFA).

                               THE ADMINISTRATOR


    SEI Investments Mutual Funds Services (the "Administrator") serves as the administrator of the Fund. The Administrator provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee from the Portfolio, which fee is calculated daily and paid monthly, at an annual rate of 0.15% of the first $100 million of the Portfolio's average daily net assets; 0.125% of the next $100 million of the Portfolio's average daily net assets; 0.10% of the next $100 million of the Portfolio's average daily net assets; and 0.08% of the Portfolio's average daily net assets over $300 million. However, the Portfolio pays the Administrator a minimum annual fee of $75,000. For the fiscal year ended October 31, 1998, the Administrator received a fee equal to .17% of the Fund's average daily net assets.


    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    For the fiscal period ended October 31, 1997 and the fiscal year ended October 31, 1998, the Administrator received a fee of $38,014 and $75,000, respectively, from the Portfolio and voluntarily waived fees of $24,486 and $0, respectively.


    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to the Portfolio or the Fund, effective upon the liquidation of the Portfolio or the Fund, as the case may be.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

    If operating expenses of any Fund exceed limitations established by certain states, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                                THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Portfolio.

    The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

CLASS A PLAN

    Class A Shares of the Portfolio are subject to the terms of a distribution plan adopted in May 1998 (the "Class A Plan"). The Class A Plan provides that the Class A shares of the Portfolio will pay the Distributor a fee of .25% of the average daily net assets of the Class A shares which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, other subsidiaries and affiliates of CRA, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class A Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of Class A shares or the provision of shareholder services with respect to Class A shares. The Fund intends to operate the Class A Plan in accordance with its terms and with the NASD rules concerning sales charges.

    The Fund has adopted the Class A Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class A Plan must be approved annually by a majority of the Trustees of the Fund and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Class A Plan requires that quarterly written reports of amounts spent under the Class A Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class A shares of the Portfolio. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Qualified Trustees.


    As of the fiscal year ended October 31, 1998, Class A shares were not available to investors.


                               THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Fund's transfer agent.

                                 THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Arthur Andersen LLP serves as independent public accountants for the Fund.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Fund.

                       TRUSTEES AND OFFICERS OF THE FUND

    The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Fund pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK

Funds, Armada Funds, Bishop Street Funds, Boston 1784
Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Boston 1784
Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987--December 1993; Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991 - December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991 - December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Arbor Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.


    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.


    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of the Manager since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.


** Messrs. Cooney, Patterson, Peters, Storey and Sullivan serve as members of the Audit Committee of the Portfolio.


    The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

    The following table exhibits Trustee compensation for the fiscal year ended October 31, 1998.


                                       AGGREGATE
                                   COMPENSATION FROM                                            TOTAL COMPENSATION FROM
                                    REGISTRANT FOR        PENSION OR                          REGISTRANT AND FUND COMPLEX*
                                    THE FISCAL YEAR   RETIREMENT BENEFITS  ESTIMATED ANNUAL     PAID TO TRUSTEES FOR THE
                                   ENDED OCTOBER 31,  ACCRUED AS PART OF     BENEFITS UPON     FISCAL YEAR ENDED OCTOBER
NAME OF PERSON, POSITION                 1998            FUND EXPENSES        RETIREMENT                31, 1998
---------------------------------  -----------------  -------------------  -----------------  ----------------------------
John T. Cooney...................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                              board
**Frank E. Morris................      $   8,142                 N/A                 N/A      $29,000 for services on 1
                                                                                              board
Robert Patterson.................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
Eugene B. Peters.................      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
James M. Storey, Esq.............      $   8,337                 N/A                 N/A      $30,000 for services on 1
                                                                                              board
William M. Doran, Esq............      $       0                 N/A                 N/A      $0 for services on 1 board
Robert A. Nesher.................      $       0                 N/A                 N/A      $0 for services on 1 board


------------------------------

 * For purposes of this table, the Fund is the only investment company in the "Fund Complex."


**Retired December 31, 1998


                            PERFORMANCE INFORMATION

    From time to time the Fund may advertise total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future returns.

CLASSES OF SHARES AND PERFORMANCE

    The performance figures for Class A shares will generally be lower than those for Institutional shares because of the shareholder servicing fees charged to Class A shares.

PERFORMANCE COMPARISONS

    The Portfolio may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


                              COMPUTATION OF YIELD



    From time to time, the Fund may advertise yield and total return of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Portfolio refers to the annualized income generated by an investment in that Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:



    Yield = 2[((a-b)/cd+1) to the power of 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.



    For the 30-day period ended October 31, 1998 the Portfolio's yield was 4.90%.


                          CALCULATION OF TOTAL RETURN

    The total return of the Portfolio refers to the average annual compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF (n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.


    The average annual total returns for the Institutional Shares of the Portfolio for the fiscal year ended October 31, 1998 and for the period from January 1, 1997 (commencement of operations) through October 31, 1998, were (14.16)% and .78%.


                               PURCHASING SHARES

    Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange is open for business. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Shares of the Portfolio are offered on a continuous basis.

    As discussed in the Prospectus, the minimum investment levels may be waived for certain classes of investors, including "rabbi trusts." A rabbi trust is a grantor trust established by an employer that can be used to fund certain deferred compensation plans. The assets of such trusts are subject to the employer's creditor's in bankruptcy.

                                REDEEMING SHARES

    It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund has obtained an exemptive order from the SEC that permits the Fund to make in-kind redemptions to those shareholders that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund's investment portfolios.

    A Shareholder will at all times be entitled to aggregate cash redemptions from all portfolios of the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Fund's net assets.

    The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

    The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. However, the service may also use a matrix system to determine valuations of certain securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

                                     TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Portfolio's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Portfolio's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their sate and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Portfolio intends to qualify and elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (generally, dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Portfolio controls or that are engaged in the same, similar or related trades or business. For purposes of the 90% of gross income requirement described above, investments in REITs are stock or securities.

    Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Portfolio's earnings and profits. The Portfolio anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Portfolio may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Portfolio will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Because REIT distributions do not qualify for the dividends-received deduction, it is not expected that all Portfolio distributions will qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Portfolio in the year in which the dividends were declared.

    The Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Portfolio that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If the Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

                             PORTFOLIO TRANSACTIONS

    The Adviser is authorized to select brokers and dealers to effect securities transactions for the Portfolio. The Portfolio will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Portfolio best price and execution or other services which are of benefit to the Portfolio.

    The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Portfolio.

                        TRADING PRACTICES AND BROKERAGE

    The Fund selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Fund. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Fund's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Fund may allocate out of all commission business generated by the fund and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Fund. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Portfolio may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Portfolio, at the request of the Distributor, give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

    It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal year ended October 31, 1998, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:


                        TOTAL DOLLAR AMOUNT
 TOTAL DOLLAR AMOUNT      OF TRANSACTIONS
    OF BROKERAGE        INVOLVING DIRECTED
   COMMISSIONS FOR     BROKERAGE COMMISSIONS
  RESEARCH SERVICES    FOR RESEARCH SERVICES
---------------------  ---------------------
     $    21,035           $   9,024,079


    For the fiscal years ended October 31, 1997 and 1998, the Portfolio paid the following brokerage commissions:


                                          AMOUNT PAID TO SEI
   TOTAL BROKERAGE COMMISSIONS              INVESTMENTS(1)
----------------------------------  -------------------------------
   1996        1997        1998       1996       1997       1998
----------  ----------  ----------  ---------  ---------  ---------
    *       $  110,005  $  182,799      *      $     317  $     942


------------------------

* An asterisk indicates that the Portfolio had not commenced operations for the period indicated.

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

    For the fiscal years indicated, the Portfolio paid the following brokerage commissions:


                                                                         % OF TOTAL           % OF TOTAL
                                      TOTAL $ AMOUNT OF BROKERAGE         BROKERAGE            BROKERAGE
                                                                     COMMISSIONS PAID TO     TRANSACTIONS
   TOTAL $ AMOUNT OF BROKERAGE      COMMISSIONS PAID TO AFFILIATED     THE AFFILIATED      EFFECTED THROUGH
         COMMISSIONS PAID                       BROKERS                    BROKERS        AFFILIATED BROKERS
----------------------------------  -------------------------------  -------------------  -------------------
   1996        1997        1998       1996       1997       1998            1998                 1998
----------  ----------  ----------  ---------  ---------  ---------  -------------------  -------------------
    *       $  110,005  $  182,799      *              0  $     942             .50%                4.80%


------------------------

* An asterisk indicates that the Portfolio had not commenced operations as of the period indicated.

    Because the Portfolio does not market its shares through intermediary brokers or dealers, it is the Portfolio's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    The Portfolio is required to identify any securities of its "regular brokers or dealers" (such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1998, the Portfolio held repurchase agreements valued at $831,761 with Morgan Stanley incorporated.



    The portfolio turnover rate for the Portfolio for the fiscal period ended October 31, 1997 and the fiscal year ended October 31, 1998 was 102.74% and 73.54%, respectively.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

                       LIMITATION OF TRUSTEES' LIABILITY


    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.


                            5% AND 25% SHAREHOLDERS


    As of February 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% and 25% or more of the Institutional Class of the Portfolio's shares.



SHAREHOLDER                                                   NUMBER OF SHARES   PERCENTAGE
------------------------------------------------------------  ----------------   ----------
Dorrance H. Hamilton & Barbara Cobb Trustee                         564,380          8.94%
U/A March 15, 1996..........................................
Dorrance H. Hamilton Trust
200 Eagle Rd. Ste 316
Wayne, PA 19087-3115

Hep & Co....................................................        336,534          5.33%
P.O. Box 9800
Calabasas, CA 91372-0800

U.S. Bank Trustee Institutional Financial Services..........        357,028          5.65%
Attn: Ms. Diana Tumheimm Spen 0502
Foodbrands America Inc. Acct.
P.O. Box 64488
Saint Paul, MN 55164-0488

Charles Schwab & Co., Inc...................................        401,363          6.36%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

SHAREHOLDER                                                   NUMBER OF SHARES   PERCENTAGE
------------------------------------------------------------  ----------------   ----------
Union Theological Seminary..................................        499,032          7.90%
Educational Institution
3041 Broadway
New York, NY 10027-5710

Abilene Christian University................................        377,892          5.98%
Attn: Kent Rideout
ACU Box 29120
Abilene, TX 79699-0001


    The Fund believes that most of the shares referred to above were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

                                    EXPERTS

    The financial statements incorporated by reference have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, in reliance upon the authority of said firm as experts in giving said reports.

                              FINANCIAL STATEMENTS

    The financial statements for the fiscal year ended October 31, 1998, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1998 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX
                     DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), respectively.

    Debt rated AAA has the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Debt rated AA also qualities as high-quality debt. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

    The rating CI is reserved for income bonds on which no interest is being paid.

    Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds rated Baa are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by S&P and Moody's, respectively.

    A-1--This is S&P's highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    PRIME-1--Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2--Issuers rated Prime-2 (or supporting institutions) by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                           PART C: OTHER INFORMATION

POST EFFECTIVE AMENDMENT NO. 34

ITEM 23.  EXHIBITS:

(a)(1)     Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post- Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(a)(2)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(a)(3)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(b)(1)     Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(b)(2)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(d)(2)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(d)(3)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(d)(4)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.

(d)(5)     Investment Advisory Agreement between Registrant and MDL Capital Management,
             Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the
             MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(d)(6)     Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(d)(7)     Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
             Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 18, 1998.
(d)(8)     Form of Investment Advisory Agreement between Registrant and LSV Asset
             Management Company is incorporated herein by reference to Post-Effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (file
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.
(d)(9)     Amended and Restated Schedule to the Investment Advisory Agreement dated May
             3, 1995 between Registrant and First Manhattan Company is filed herewith.
(e)(1)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(e)(2)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is incorporated herein by reference to Post-Effective
             Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             30, 1997.
(e)(3)     Amended and Restated Sub-Distribution and Servicing Agreement between SEI
             Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1998.
(f)        Not Applicable.
(g)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.

(h)(1)     Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(h)(2)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(h)(3)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 30 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on June 30, 1997.
(h)(4)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(h)(5)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(h)(6)     Schedule to the Amended and Restated Administration Agreement adding the MDL
             Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(7)     Schedule to the Amended and Restated Administration Agreement adding the
             SAGE Corporate Fixed Bond Fund is incorporated herein by reference to
             Post-Effective Amendment No. 32 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 27, 1998.
(h)(8)     Schedule dated May 19, 1997 to Administration Agreement dated November 14,
             1991 between the Advisors' Inner Circle Fund and SEI Financial Management
             Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on February 27, 1998.
(h)(9)     Schedule to Administration Agreement relating to the CRA Realty Portfolio is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.

(h)(10)    Form of Shareholder Servicing Agreement for AIG Money Market Fund is
             incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(h)(11)    Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on May 18, 1998.
(h)(12)    Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the
             Administration Agreement dated November 14, 1991 as amended and restated
             May 17, 1994 between Registrant and SEI Financial Management Corporation is filed herewith.
(h)(13)    Assignment and Assumption Agreement dated February 27, 1998 between
             Registrant and Oak Associates Funds is filed herewith.
(i)        Opinion and Consent of Counsel dated October 24, 1991, as originally filed
             October 28, 1991, is incorporated herein by reference to Post-Effective
             Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1998.
(j)        Consent of Independent Public Accountants is filed herewith.
(k)        Not Applicable.
(l)        Not Applicable.
(m)        Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(n)        Financial Data Schedules are filed herewith.
(o)        Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to
             Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on February 27, 1998.
(p)        Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran,
             Frank E. Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson
             and James M. Storey are incorporated herein by reference to Post-effective
             Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 29, 1998.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Investments Mutual Funds Services ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit a to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

HGK ASSET MANAGEMENT, INC.

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

    The list required by this Item 26 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

AIG CAPITAL MANAGEMENT CORP.

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

    The list required by this Item 26 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

FIRST MANHATTAN CO.

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

    The list required by this Item 26 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

CRA REAL ESTATE SECURITIES L.P.

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 North Radnor-Chester Road, Radnor, PA 19087.

    The list required by this Item 26 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

MDL CAPITAL MANAGEMENT, INC.

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 225 Ross Street, Pittsburgh, PA 15222.

    The list required by this Item 26 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

SAGE GLOBAL FUNDS, LLC

    SAGE Global Funds, LLC is the investment adviser for the SAGE Corporate Bond Fund. The principal address of SAGE Global Funds, LLC is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of SAGE Global Funds, LLC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by SAGE Global Funds, LLC under the Advisers Act of 1940 (SEC File No. 801-54753).

STANDARD ASSET GROUP, INC.

    Standard Asset Group, Inc. Is the investment sub-adviser for the SAGE Corporate Bond Fund. The principal address of Standard Asset Group, Inc. is 55 William Street, Suite G-40, Wellesley, MA 02181.

    The list required by this Item 26 of general partners of Standard Asset Group, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Standard Asset Group, Inc. under the Advisers Act of 1940 (SEC File No. 801-29883).

LSV ASSET MANAGEMENT COMPANY

    LSV Asset Management Company is the investment adviser for the LSV Value Equity Fund. The address of LSV Asset Management Company 200 W. Madison Street, 27th Floor, Chicago, Illinois 60606.

    The list required by this Item 26 of general partners of LSV Asset Management Company, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by LSV Asset Management Company under the Advisers Act of 1940 (SEC File No. 801-47689).

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Monitor Funds                             January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Funds, Inc.                     June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Gilbert L. Beebower              Executive Vice President                                           --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President,
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President,
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller & Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lydia J. Streigel                Vice President & Assistant Secretary                    Vice President,
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisers:

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street
           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 North Radnor-Chester Road
           Radnor, PA 19087

           MDL Capital Management, Inc.
           225 Ross Street
           Pittsburgh, PA 15222

           SAGE Global Funds, LLC
           55 William Street, Suite G-40
           Wellesley, MA 02181

           Standard Asset Group, Inc.
           55 William Street
           Wellesley, MA 02181

           LSV Asset Management Company
           200 W. Madison Street, 27th Floor
           Chicago, Illinois 60606

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to the Registrant's Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of February, 1999.


                                THE ADVISORS' INNER CIRCLE FUND

                                By:              /s/ MARK E. NAGLE
                                     -----------------------------------------
                                                   Mark E. Nagle
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


              *
------------------------------  Trustee                      February 25, 1999
        John T. Cooney

              *
------------------------------  Trustee                      February 25, 1999
       William M. Doran

              *
------------------------------  Trustee                      February 25, 1999
       Robert A. Nesher

              *
------------------------------  Trustee                      February 25, 1999
     Robert A. Patterson

              *
------------------------------  Trustee                      February 25, 1999
        Eugene Peters

              *
------------------------------  Trustee                      February 25, 1999
       James M. Storey

      /s/ MARK E. NAGLE
------------------------------  President, Controller &      February 25, 1999
        Mark E. Nagle             Chief Financial Officer



*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

EXHIBIT NO. AND DESCRIPTION
----------------------------------------------------------------------------------------------
EX-99.A1     Registrant's Agreement and Declaration of Trust dated July 18, 1991, as originally filed with the SEC on August 29, 1991, is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
               Statement on Form N-1A (File No. 33-42484), filed with the Securities and
               Exchange Commission on February 27, 1998.

EX-99.A2     Registrant's Amendment to the Agreement and Declaration of Trust dated December
               2, 1996, is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.

EX-99.A3     Registrant's Amendment to the Agreement and Declaration of Trust dated February
               18, 1997, is incorporated herein by reference to Post-Effective Amendment No.
               28 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
               filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.B1     Registrant's By-Laws are incorporated herein by reference to Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the
               Securities and Exchange Commission on August 29, 1991.

EX-99.B2     Registrant's Amended and Restated By-Laws are incorporated herein by reference to
               Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               December 12, 1996.

EX-99.C      Not Applicable.

EX-99.D1     Investment Advisory Agreement between Registrant and HGK Asset Management, Inc.
               with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on
               Form N-1A (File No. 33-42484), filed with the Securities and Exchange
               Commission on June 15, 1994 is incorporated herein by reference to
               Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.D2     Investment Advisory Agreement between Registrant and AIG Capital Management Corp.
               with respect to AIG Money Market Fund is incorporated herein by reference to
               Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               September 19, 1994 is incorporated herein by reference to Post-Effective
               Amendment No. 28 filed February 27, 1997.

EX-99.D3     Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with
               Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               February 1, 1995 is incorporated herein by reference to Post-Effective
               Amendment No. 24 filed on February 28, 1996.

EX-99.D4     Investment Advisory Agreement between Registrant and CRA Real Estate Securities
               L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to
               Registrant's Registration Statement on From N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.D5     Investment Advisory Agreement between Registrant and MDL Capital Management, Inc.
               with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large
               Cap Growth Equity Portfolio is incorporated herein by reference to
               Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               February 27, 1998.

EXHIBIT NO. AND DESCRIPTION
----------------------------------------------------------------------------------------------
EX-99.D6     Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to
               Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               February 27, 1998.

EX-99.D7     Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and Standard
               Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the
               Securities and Exchange Commission on May 18, 1998.

EX-99.D8     Form of Investment Advisory Agreement between Registrant and LSV Asset Management
               Company is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (file No. 33-42484), filed with the Securities and Exchange Commission on Decemebr 29, 1998.

EX-99.D9     Amended and Restated Schedule to the Investment Advisory Agreement dated May 3,
               1995 between Registrant and First Manhattan Company is filed herewith.

EX-99.E1     Amended and Restated Distribution Agreement between Registrant and SEI Financial
               Services Company dated August 8, 1994 as originally filed with Post-Effective
               Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on September 19,
               1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.

EX-99.E2     Distribution Agreement between Registrant and CCM Securities, Inc. dated February
               28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on From N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.E3     Amended and Restated Sub-Distribution and Servicing Agreement between \ SEI
               Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
               Statement on Form N-1A (File No. 33-42484), filed with the Securities and
               Exchange Commission on February 27, 1998.

EX-99.F      Not Applicable.

EX-99.G      Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the
               Securities and Exchange Commission on October 28, 1991 is incorporated herein by reference to Post-Effective Amendment No. 28 filed on February 27, 1997.

EX-99.H1     Amended and Restated Administration Agreement between Registrant and SEI
               Financial Management Corporation, including schedules relating to Clover
               Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak Growth
               Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth Fund,
               Roulston Growth and Income Fund, Roulston Government Securities Fund, A+P
               Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund, Turner Growth
               Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond
               Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with
               Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               June 15, 1994 is incorporated herein by reference to Post-Effective Amendment
               No. 24 filed on February 28, 1996.

EXHIBIT NO. AND DESCRIPTION
----------------------------------------------------------------------------------------------
EX-99.H2     Schedule dated November 11, 1996 to Administration Agreement dated November 14,
               1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
               Portfolio is incorporated herein by reference to Post-Effective Amendment No.
               29 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
               filed with the Securities and Exchange Commission on May 22, 1997.

EX-99.H3     Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty
               Shares Portfolio is incorporated herein by reference to Post-Effective
               Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on June 30, 1997.

EX-99.H4     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and Restated
               May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration
               Statement on Form N-1A (File No. 33-42484), filed with the Securities and
               Exchange Commission on February 27, 1997.

EX-99.H5     Consent to Assignment and Assumption of Administration Agreement dated June 1,
               1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.

EX-99.H6     Schedule to the Amended and Restated Administration Agreement adding the MDL
               Broad Market Fixed Income Fund and the MDL Large Cap Growth Equity Fund is
               incorporated herein by reference to Post-Effective Amendment No. 32 to
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H7     Schedule to the Amended and Restated Administration Agreement adding the SAGE
               Corporate Fixed Bond Fund incorporated herein by reference to Post-Effective
               Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on February 27,
               1998.

EX-99.H8     Schedule dated May 19, 1997 to Administration Agreement dated November 14, 1991 between the Advisors' Inner Circle Fund and SEI Financial Management
               Corporation adding the AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's Registration
               Statement on Form N-1A (File No. 33-42484), filed with the Securities and
               Exchange Commission on February 27, 1998.

EX-99.H9     Schedule to Administration Agreement relating to the CRA Realty Portfolios is incorporated herein by reference to Post-Effective Amendment No. 32 to
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.H10    Form of Shareholder Servicing Agreement for AIG Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant's
               Registration Statement on Form N-1A (File No. 33-42484), filed with the
               Securities and Exchange Commission on February 27, 1998.

EX-99.H11    Transfer Agency Agreement dated November 30, 1994 is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration
               Statement on Form N-1A (File No. 33-42484), filed with the Securities and
               Exchange Commission on May 18, 1998.

EX-99.H12    Amendment dated August 17, 1998 to the Schedule dated May 8, 1995 to the
               Administration Agreement dated November 14, 1991 as amended and restated May
               17, 1994 between Registrant and SEI Financial Management Corporation is filed herewith.

EX.99.H13    Assignment and Assumption Agreement dated February 27, 1998 between Registrant and Oak Associates Funds is filed herewith.

EXHIBIT NO. AND DESCRIPTION
----------------------------------------------------------------------------------------------
EX-99.I      Opinion and Consent of Counsel dated October 24, 1991, as originally filed
               October 28, 1991, is incorporated herein by reference to Post-Effective
               Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File No.
               33-42484), filed with the Securities and Exchange Commission on February 27,
               1998.

EX-99.J      Consent of Independent Public Accountants is filed herewith.

EX-99.K      Not Applicable.

EX-99.L      Not Applicable.

EX-99.M      Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
               Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
               N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
               September 19, 1994 is incorporated herein by reference to Post-Effective
               Amendment No. 24 filed on February 28, 1996.

EX-99.N      Financial Data Schedules are filed herewith.

EX-99.O      Rule 18f-3 Plan dated May 15, 1995, as originally filed June 1, 1995, is incorporated herein by reference to Post-Effective Amendment No. 32 to
               Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1998.

EX-99.P      Powers of Attorney for Mark E. Nagle, John T. Cooney, William M. Doran, Frank E.
               Morris, Robert A. Nesher, Eugene B. Peters, Robert A. Patterson and James M.
               Storey are incorporated herein by reference to Post-effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 29, 1998.